United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7762

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105-4300
(Address of principal executive offices) (Zip code)

Robert Bruno
First Eagle Funds
1345 Avenue of the Americas
New York, New York 10105-4300
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 632-2700

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments.

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks and Rights—U.S. (22.21%)
	Consumer Discretionary (1.92%)
2,800,000	McDonald's Corporation	$59,766,804	$77,000,000
1,345,000	Papa John's International Inc. (a)(c)	38,621,441	40,847,650
192,250	Allen Organ Company, Class ‘B’ (c)	6,030,883	9,804,750
185,000	St. John Knits International Inc. (a)	3,180,703	6,151,250
500,000	A.T. Cross Company, Class ‘A’ (a)	4,150,673	2,605,000

		111,750,504	136,408,650

	Consumer Staples (0.27%)
275,000	Altria Group Inc.	8,647,000	13,090,000
195,000	Weyco Group, Inc.	1,285,375	6,027,450

		9,932,375	19,117,450

	Energy (2.52%)
1,500,000	Burlington Resources, Inc.	35,002,372	57,255,000
915,000	Seacor Holdings Inc. (a)	38,801,216	38,704,500
875,000	San Juan Basin Royalty Trust	5,342,905	24,753,750
635,000	CONSOL Energy, Inc. (b)	12,033,162	22,758,400
250,000	ConocoPhillips	13,109,037	19,692,500
200,000	Murphy Oil Corporation	4,173,744	15,468,000

		108,462,436	178,632,150

	Financials (0.03%)
114,750	East Texas Financial Services, Inc. (c)	862,688	1,864,687
8,200	Redwood Financial, Inc. (a)(e)	71,750	159,900

		934,438	2,024,587

	Health Care (0.80%)
2,000,000	Sola International Inc. (a)(c)	38,849,744	32,520,000
445,000	Johnson & Johnson Inc.	24,311,450	24,595,150

		63,161,194	57,115,150

	Holding Companies (1.35%)
1,000	Berkshire Hathaway Inc., Class ‘A’ (a)	72,121,066	87,250,000
7,432	Case Pomeroy & Company, Inc. Class ‘A’	7,366,948	7,803,600
2,485	J.G. Boswell Company	573,840	1,056,125

		80,061,854	96,109,725

	Industrials (2.29%)
2,500,000	Tyco International Limited	37,527,905	77,500,000
765,000	SPX Corporation	34,198,774	31,326,750
555,000	Franklin Electric Company, Inc.	11,549,182	21,023,400
665,000	UniFirst Corporation (c)	9,772,484	19,763,800
215,000	Manpower Inc.	5,518,138	9,363,250
154,784	KinderCare Learning Centers, Inc. (a)	992,527	2,012,192
365,000	Kaiser Ventures LLC (a)(i)	—	1,277,500
4,805	Conbraco Industries, Inc. (a)	1,568,050	619,845

		101,127,060	162,886,737

	Materials (0.88%)
1,000,000	Vulcan Materials Company	38,107,418	47,620,000
335,000	Greif Inc., Class ‘A’	5,153,078	12,448,600
45,000	TXI Capital Trust 5 1⁄2% Conv. Pfd.	1,450,589	2,143,125

		44,711,085	62,211,725

See Notes to Schedule of Investments.

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks and Rights—(continued)
	Media (2.06%)
11,125,000	Liberty Media Corporation (a)	$95,186,186	$94,340,000
700,000	Liberty Media International Inc. (a)	24,844,530	21,826,000
140,000	Liberty Media International Inc.—rights (a)	0	841,400
945,000	Valassis Communications, Inc. (a)	27,487,173	27,631,800
34,924	Mills Music Trust (c)	1,055,337	1,366,401

		148,573,226	146,005,601

	Paper and Forest Products (3.22%)
3,500,000	Rayonier Inc. (c)	96,331,253	153,930,000
1,415,000	Plum Creek Timber Company, Inc.	38,452,284	44,402,700
1,425,000	Longview Fibre Company	11,231,040	18,396,750
350,000	Deltic Timber Corporation	8,842,026	12,043,500

		154,856,603	228,772,950

	Precious Metals (2.34%)
5,426,750	Newmont Mining Corporation Holding Company	35,627,336	85,259,038
1,615,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’ (c)	56,938,347	56,282,750
445,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)	13,421,317	18,289,500
925,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	9,690,611	6,521,250

		115,677,611	166,352,538

	Real Estate (0.41%)
325,000	ProLogis	2,204,647	11,063,000
500,000	Crescent Real Estate Equities Company	7,671,061	7,855,000
165,000	Catellus Development Corporation	607,726	4,125,000
258,133	Price Legacy Corporation Pfd., Series ‘A’	2,935,244	3,984,541
110,021	Security Global European Realty (a)(e)	2,200,410	2,018,885

		15,619,088	29,046,426

	Retail (2.64%)
1,785,000	Costco Wholesale Corporation	60,797,619	72,578,100
1,000,000	Barnes and Noble, Inc. (a)	18,715,503	34,380,000
615,000	The Sherwin-Williams Company	17,517,061	24,833,700
285,000	Autozone Inc. (a)	24,336,783	22,002,000
700,000	Dillard's Inc., Class ‘A’	10,186,141	15,953,000
385,000	May Department Stores Company	8,179,534	10,214,050
165,000	Tiffany & Company	3,450,374	5,898,750
150,000	Hancock Fabrics, Inc.	477,528	1,731,000

		143,660,543	187,590,600

	Technology and Telecommunications (0.67%)
1,000,000	The DIRECTV Group, Inc. (a)	10,572,284	16,210,000
2,075,000	American Power Conversion Corporation	33,303,602	31,332,500

		43,875,886	47,542,500

	Transportation (0.50%)
1,000,000	Burlington Northern Santa Fe Corporation	28,871,737	35,480,000

	Utilities (0.31%)
315,000	CalEnergy Capital Trust 6 1⁄2% Conv. Pfd.	13,865,313	15,120,000
225,000	Kaneb Services LLC	1,943,390	6,682,500

		15,808,703	21,802,500

	Total Common and Preferred Stocks and Rights—U.S.	1,187,084,343	1,577,099,289

See Notes to Schedule of Investments.

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—Non U.S. (44.84%)
	Australia and New Zealand (0.39%)
6,300,000	News and Media NZ Limited exchangeable preference shares (10)	$16,143,687	$17,026,222
8,850,000	Capital Properties New Zealand Limited 8 1⁄2% exchangeable preference shares (13)	5,435,262	5,655,949
1,575,000	Spotless Group Limited (8)	3,061,888	5,190,263

		24,640,837	27,872,434

	Austria (0.46%)
565,000	Flughafen Wien AG (16)	19,408,086	32,435,202

	Belgium (0.30%)
655,000	Deceuninck (1)	11,693,844	20,946,802

	Brazil (0.19%)
525,000	Petroleo Brasileiro ADR (3)	12,676,508	13,466,250

	Canada (1.45%)
1,325,000	EnCana Corporation (3)	39,907,375	58,724,000
625,000	Pan American Silver Corporation (a)(b)(12)	1,994,168	8,567,432
935,000	Aber Diamond Corporation (a)(9)	27,485,367	28,049,649
135,000	Fairmont Hotels & Resorts Inc. (1)	1,145,394	3,476,250
300,000	Meridian Gold Inc. (a)(12)	1,088,716	3,986,179

		71,621,020	102,803,510

	Chile (0.09%)
700,000	Quinenco SA ADR (8)	4,366,596	6,076,000

	China (0.55%)
775,000	PetroChina Company, Limited (3)	20,916,903	38,703,500

	Commonwealth of Independent States (0.10%)
556,624	Firebird Fund, L.P. (a)(b)(e)(7)	1,000,000	7,395,888

	Denmark (0.80%)
895,000	Carlsberg A/S, ‘B’ (2)	34,478,106	45,006,144
255,000	Carlsberg A/S, ‘A’ (2)	11,311,348	11,812,809

		45,789,454	56,818,953

	France (7.49%)
2,000,000	Wendel Investissement (7)	47,167,114	92,525,160
2,895,000	Vivendi Universal SA (a)(10)	53,471,358	72,290,271
1,105,000	Essilor International SA (6)	47,794,643	67,819,223
2,250,000	Sodexho Alliance SA (1)	62,679,690	61,107,362
1,565,000	Remy Cointreau SA (2)	46,987,571	52,287,476
575,000	Eurazeo (7)	24,872,247	36,915,086
625,000	Neopost (8)	35,496,262	36,217,781
1,325,000	PagesJaunes SA (a)	23,390,758	23,050,439
32,700	Société Sucrière de Pithiviers-le-Vieil (c)(2)	13,137,728	20,816,538
335,000	Fimalac (7)	13,263,978	12,827,707
275,000	Société BIC SA	11,969,397	11,779,946
56,250	Taittinger C.I. (1)	2,775,854	10,228,518
20,000	Taittinger SA (1)	4,323,307	4,664,730
75,000	Sagem SA (15)	1,986,741	7,339,736
70,000	NSC Groupe (c)(8)	12,400,388	5,891,025
385,000	Sabeton SA (c)(7)	4,841,233	5,253,532
70,000	Gaumont SA (10)	3,409,014	4,754,899
42,252	Robertet SA C.I. (2)	800,508	3,708,215
21,500	Robertet SA (2)	647,190	2,571,913

		411,414,981	532,049,557

See Notes to Schedule of Investments.

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—Non U.S.—(continued)
	Germany (2.16%)
825,000	Merck KGaA (6)	$19,750,423	$46,200,664
541,311	Hornbach Holding AG Pfd. (1)	32,742,197	35,793,513
113,393	Bertelsmann AG D.R.C. (10)	26,746,576	27,742,512
1,000,000	Suedzucker AG (2)	13,706,992	18,394,425
475,000	Fraport AG (16)	14,187,972	14,448,039
215,000	Bayer AG (9)	2,637,397	5,707,321
50,000	Axel Springer Verlag AG (10)	1,553,189	5,350,012

		111,324,746	153,636,486

	Hong Kong (0.68%)
2,850,000	Guoco Group Limited (7)	23,044,572	23,750,609
22,838,000	Shaw Brothers (Hong Kong) Limited (c)(10)	23,109,796	22,252,981
21,500,000	City e-Solutions Limited (c)(1)	971,287	2,205,185

		47,125,655	48,208,775

	Italy (0.11%)
972,025	Caltagirone Editore S.p.A. (10)	7,480,986	7,479,150
207,000	Italcementi S.p.A. RNC (9)	1,781,059	1,799,299

		9,262,045	9,278,449

	Israel (0.01%)
275,000	The Israel Land Development Company Limited (a)(7)	900,749	803,987

	Japan (11.48%)
5,000,000	Shimano Inc. (1)	76,594,549	121,364,678
1,785,000	Ono Pharmaceutical Company, Limited (6)	67,129,393	84,568,256
2,000,000	Secom Company, Limited (8)	74,194,215	80,909,786
15,375,000	Aioi Insurance Company, Limited (4)	52,059,938	65,516,699
4,400,000	Toho Company Limited (10)	65,602,870	63,882,770
555,000	Nintendo Company, Limited (15)	45,409,065	61,869,016
7,850,000	NIPPONKOA Insurance Company, Limited (4)	31,574,637	48,411,921
1,500,000	Fuji Photo Film Company, Limited (1)	43,692,595	45,039,781
4,500,000	Mitsui Sumitomo Insurance Company, Limited (4)	23,444,565	41,668,540
1,925,000	Daiichi Pharmaceutical Corporation (6)	29,819,252	35,390,165
925,000	Kose Corporation (2)	34,467,558	33,928,171
2,000,000	Makita Corporation (1)	14,940,376	28,390,345
2,000,000	Wacoal Corporation (2)	16,446,807	20,083,607
4,450,000	Iino Kaiun Kaisha, Limited (16)	15,331,504	19,882,681
1,125,000	Shoei Company, Limited (c)(7)	7,248,298	17,961,972
2,500,000	Okumura Corporation (8)	10,670,713	11,821,819
615,000	Chofu Seisakusho Company, Limited (1)	10,291,599	11,665,843
2,000,000	Aida Engineering, Limited (8)	13,038,988	8,828,157
1,000,000	Nisshinbo Industries, Inc. (1)	4,271,416	7,165,011
600,000	Mitsubishi Securities Company, Limited (4)	4,300,878	6,952,848

		640,529,216	815,302,066

	Luxembourg (0.33%)
655,000	Tenaris SA ADR (3)	17,117,462	23,291,800

	Mexico (0.66%)
12,725,000	Industrias Peñoles, SA de C.V. (12)	28,034,478	46,475,464

See Notes to Schedule of Investments.

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—Non U.S.—(continued)
	Netherlands (1.91%)
2,500,000	Heineken Holding NV (2)	$64,854,667	$69,249,600
3,750,000	Koninklijke Ahold NV (a)(14)	28,240,518	27,862,144
315,000	OPG Groep NV (6)	7,677,057	16,341,283
950,000	Arcadis NV (8)	13,011,121	12,951,839
400,000	Holdingmaatschappij de Telegraaf NV (10)	4,416,693	8,848,560

		118,200,056	135,253,426

	Russia (0.06%)
250,000	YUKOS Oil Company ADR (3)	6,914,216	3,937,500

	Singapore (0.41%)
2,350,000	Fraser & Neave Limited (2)	11,237,103	19,405,112
13,467,250	ComfortDelgro Corporation Limited (16)	3,279,184	9,789,238

		14,516,287	29,194,350

	South Africa (0.92%)
2,000,000	Gold Fields Limited (12)	7,102,817	20,787,954
1,550,000	Harmony Gold Mining Company Limited ADR (12)	18,885,705	16,988,000
1,000,000	Harmony Gold Mining Company Limited (12)	4,591,642	11,100,208
6,346,500	Mvelaphanda Resources Limited (a)(12)	21,595,857	16,335,645

		52,176,021	65,211,807

	South Korea (2.81%)
435,000	Samsung Electronics Company, Limited Pfd. (15)	71,371,851	107,031,183
37,250	Lotte Confectionery Company, Limited (2)	9,655,350	18,776,164
65,500	Nam Yang Dairy Products (c)(2)	14,805,002	17,906,877
1,550,000	Samsung Corporation (15)	13,005,625	16,618,966
1,999,700	Daeduck Electronics Company, Limited (15)	14,628,390	14,179,846
501,000	Kukdong Electric Wire Company (c)(15)	10,918,559	10,786,160
200,000	KT&G Corporation (2)	4,849,744	4,801,367
601,250	Daeduck GDS Company, Limited (15)	3,188,400	4,679,528
7,750	Lotte Chilsung Beverage Company (2)	1,161,734	4,588,424

		143,584,655	199,368,515

	Spain and Portugal (2.29%)
3,500,000	Corporation Financiera Alba SA (7)	75,163,515	100,231,582
2,000,000	Altadis SA (2)	61,486,900	62,420,820

		136,650,415	162,652,402

	Switzerland (5.13%)
375,000	Nestle SA (2)	87,870,068	95,725,995
28,550	Pargesa Holding AG (7)	63,056,104	77,559,719
475,000	Kuehne & Nagel International AG (16)	23,729,485	71,935,988
26,500	Lindt & Spruengli AG PC (2)	13,387,426	28,961,749
1,725	Lindt & Spruengli AG (2)	15,869,779	21,336,944
50,000	Edipresse SA (10)	15,314,452	25,175,644
41,500	Sika Finanz AG (a)(9)	8,732,269	21,673,302
35,000	Schindler Holding AG (8)	10,872,675	10,655,738
20,000	Schindler Holding PC (8)	5,777,510	5,667,447
10,000	Société Générale d'Affichage (a)(10)	2,094,287	5,386,417

		246,704,055	364,078,943

See Notes to Schedule of Investments.

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks—Non U.S.—(continued)
	Thailand (0.06%)
577,000	The Oriental Hotel Public Company Limited (1)	$2,636,472	$4,386,877

	United Kingdom (4.00%)
3,000,000	Anglo American Plc (12)	69,353,931	63,748,272
10,000,000	Millennium & Copthorne Hotel Plc (1)	55,902,520	58,399,530
22,750,000	Aggregate Industries Plc (9)	33,494,287	35,284,186
18,000,000	Enodis Plc (a)(8)	15,180,578	29,800,134
4,375,000	IMI Plc (8)	16,704,937	28,793,265
4,500,000	Marks & Spencer Group Plc (14)	22,300,485	28,408,370
700,000	Antofagasta Holdings Plc (12)	1,822,782	12,735,100
1,474,500	Associated British Ports Holdings Plc (16)	11,073,435	10,824,121
3,000,000	McBride Plc (2)	7,569,080	7,373,623
2,000,000	Vodafone Group Plc (15)	3,260,932	4,339,030
145,000	Lonmin Plc (12)	292,225	2,545,656
700,000	J.Z. Equity Partners, Plc (4)	1,316,267	1,845,316

		238,271,459	284,096,603

	Total Common and Preferred Stocks—Non U.S.	2,437,476,216	3,183,745,546

Ounces
	Commodities (0.79%)
88,844	Gold bullion (a)	34,287,530	34,755,838
3,204,564	Silver bullion (a)	19,560,445	20,989,895

	Total Commodities	53,847,975	55,745,733

Principal Amount
	Notes, Bonds and Convertible Bonds (12.05%)
	Commodity-Linked Notes (2.20%)
$2,000,000	UBS Gold-Linked Note 0% due 8/05/2004 (a)(b)(d)(e)(g)(12)	2,000,000	2,254,925
3,000,000	UBS Gold-Linked Note 0% due 8/12/2004 (a)(b)(d)(e)(g)(12)	3,000,000	3,321,887
1,000,000	UBS Gold-Linked Note 0% due 8/20/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,157,911
1,000,000	UBS Gold-Linked Note 0% due 10/07/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,035,643
1,000,000	UBS Gold-Linked Note 0% due 10/08/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,012,338
1,000,000	UBS Gold-Linked Note 0% due 10/12/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,023,424
1,000,000	UBS Gold-Linked Note 0% due 10/22/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,048,990
1,000,000	UBS Gold-Linked Note 0% due 11/24/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,026,192
1,000,000	UBS Gold-Linked Note 0% due 11/26/2004 (a)(b)(d)(e)(g)(12)	1,000,000	975,350
1,000,000	UBS Gold-Linked Note 0% due 12/03/2004 (a)(b)(d)(e)(g)(12)	1,000,000	973,343
1,000,000	UBS Gold-Linked Note 0% due 12/13/2004 (a)(b)(d)(e)(g)(12)	1,000,000	979,317

See Notes to Schedule of Investments.

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds—(continued)
	Commodity-Linked Notes—(continued)
$1,000,000	UBS Gold-Linked Note 0% due 12/16/2004 (a)(b)(d)(e)(h)(12)	$1,000,000	$948,612
1,000,000	UBS Gold-Linked Note 0% due 12/22/2004 (a)(b)(d)(e)(h)(12)	1,000,000	907,878
1,800,000	UBS Gold-Linked Note 0% due 2/04/2005 (a)(b)(d)(e)(g)(12)	1,800,000	1,668,161
2,000,000	UBS Gold-Linked Note 0% due 2/11/2005 (a)(b)(d)(e)(h)(12)	2,000,000	1,780,427
2,250,000	UBS Gold-Linked Note 0% due 2/18/2005 (a)(b)(d)(e)(g)(12)	2,250,000	2,164,899
2,250,000	UBS Gold-Linked Note 0% due 2/22/2005 (a)(b)(d)(e)(g)(12)	2,250,000	2,162,691
1,000,000	UBS Gold-Linked Note 0% due 3/09/2005 (a)(b)(d)(e)(h)(12)	1,000,000	933,166
1,000,000	UBS Gold-Linked Note 0% due 3/11/2005 (a)(b)(d)(e)(h)(12)	1,000,000	979,734
2,950,000	UBS Gold-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(g)(12)	2,950,000	2,849,595
2,000,000	UBS Gold-Linked Note 0% due 4/29/2005 (a)(b)(d)(e)(h)(12)	2,000,000	1,913,616
2,600,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(g)(12)	2,600,000	2,523,267
2,000,000	UBS Gold-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,962,942
1,500,000	UBS Gold-Linked Note 0% due 5/20/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,496,815
2,050,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(d)(e)(g)(12)	2,050,000	2,156,537
2,900,000	UBS Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(g)(12)	2,900,000	2,959,355
3,400,000	UBS Gold-Linked Note 0% due 6/09/2005 (a)(b)(d)(e)(g)(12)	3,400,000	3,382,967
5,350,000	UBS Gold-Linked Note 0% due 6/17/2005 (a)(b)(d)(e)(g)(12)	5,350,000	5,308,428
1,500,000	UBS Gold-Linked Note 0% due 7/05/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,504,577
5,300,000	UBS Gold-Linked Note 0% due 7/13/2005 (a)(b)(d)(e)(g)(12)	5,300,000	5,194,165
1,800,000	UBS Gold-Linked Note 0% due 7/28/2005 (a)(b)(d)(e)(g)(12)	1,800,000	1,697,327
1,200,000	UBS Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,158,218
1,000,000	UBS Silver-Linked Note 0% due 3/17/2005 (a)(b)(d)(e)(h)(12)	1,000,000	949,521
1,500,000	UBS Silver-Linked Note 0% due 3/18/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,385,952
2,500,000	UBS Silver-Linked Note 0% due 3/21/2005 (a)(b)(d)(e)(h)(12)	2,500,000	2,207,255
1,250,000	UBS Silver-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(h)(12)	1,250,000	1,024,299
1,500,000	UBS Silver-Linked Note 0% due 3/29/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,275,348
1,000,000	UBS Silver-Linked Note 0% due 4/08/2005 (a)(b)(d)(e)(h)(12)	1,000,000	708,329

See Notes to Schedule of Investments.

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds—(continued)
	Commodity-Linked Notes—(continued)
$1,500,000	UBS Silver-Linked Note 0% due 5/06/2005 (a)(b)(d)(e)(h)(12)	$1,500,000	$1,185,505
2,000,000	UBS Silver-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,255,456
1,500,000	UBS Silver-Linked Note 0% due 5/19/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,711,986
2,000,000	UBS Silver-Linked Note 0% due 5/27/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,404,769
1,500,000	UBS Silver-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,708,343
1,500,000	UBS Silver-Linked Note 0% due 6/10/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,617,376
2,000,000	UBS Silver-Linked Note 0% due 6/13/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,198,877
2,000,000	UBS Silver-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,367,998
2,000,000	UBS Silver-Linked Note 0% due 7/06/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,324,251
1,000,000	HSBC Gold-Linked Note 0% due 8/09/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,154,000
1,000,000	HSBC Gold-Linked Note 0% due 8/11/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,171,000
1,000,000	HSBC Gold-Linked Note 0% due 8/16/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,153,100
1,000,000	HSBC Gold-Linked Note 0% due 10/29/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,081,500
750,000	HSBC Gold-Linked Note 0% due 11/04/2004 (a)(b)(d)(e)(g)(12)	750,000	760,050
1,360,000	HSBC Gold-Linked Note 0% due 11/22/2004 (a)(b)(d)(e)(g)(12)	1,360,000	1,317,024
1,000,000	HSBC Gold-Linked Note 0% due 11/24/2004 (a)(b)(d)(e)(g)(12)	1,000,000	975,300
1,200,000	HSBC Gold-Linked Note 0% due 12/29/2004 (a)(b)(d)(e)(g)(12)	1,200,000	1,103,880
2,000,000	HSBC Gold-Linked Note 0% due 1/28/2005 (a)(b)(d)(e)(h)(12)	2,000,000	1,799,400
950,000	HSBC Gold-Linked Note 0% due 2/25/2005 (a)(b)(d)(e)(g)(12)	950,000	877,325
1,000,000	HSBC Gold-Linked Note 0% due 3/04/2005 (a)(b)(d)(e)(h)(12)	1,000,000	952,400
1,000,000	HSBC Gold-Linked Note 0% due 3/10/2005 (a)(b)(d)(e)(h)(12)	1,000,000	985,100
588,000	HSBC Gold-Linked Note 0% due 3/14/2005 (a)(b)(d)(e)(g)(12)	588,000	565,009
1,750,000	HSBC Gold-Linked Note 0% due 4/11/2005 (a)(b)(d)(e)(g)(12)	1,750,000	1,558,900
2,000,000	HSBC Gold-Linked Note 0% due 4/20/2005 (a)(b)(d)(e)(g)(12)	2,000,000	1,862,800
2,525,000	HSBC Gold-Linked Note 0% due 5/02/2005 (a)(b)(d)(e)(g)(12)	2,525,000	2,465,410
1,500,000	HSBC Gold-Linked Note 0% due 5/12/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,478,100
3,250,000	HSBC Gold-Linked Note 0% due 5/17/2005 (a)(b)(d)(e)(g)(12)	3,250,000	3,423,550

See Notes to Schedule of Investments.

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds—(continued)
	Commodity-Linked Notes—(continued)
$ 700,000	HSBC Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(g)(12)	$700,000	$709,170
1,091,000	HSBC Gold-Linked Note 0% due 6/16/2005 (a)(b)(d)(e)(g)(12)	1,091,000	1,099,401
2,263,000	HSBC Gold-Linked Note 0% due 6/21/2005 (a)(b)(d)(e)(g)(12)	2,263,000	2,293,098
5,035,000	HSBC Gold-Linked Note 0% due 6/27/2005 (a)(b)(d)(e)(g)(12)	5,035,000	4,912,146
5,170,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(d)(e)(g)(12)	5,170,000	5,041,267
1,000,000	HSBC Gold-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	973,900
1,150,000	HSBC Gold-Linked Note 0% due 6/30/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,127,230
1,200,000	HSBC Gold-Linked Note 0% due 7/01/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,149,720
1,200,000	HSBC Gold-Linked Note 0% due 7/14/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,152,000
3,723,000	HSBC Gold-Linked Note 0% due 7/15/2005 (a)(b)(d)(e)(g)(12)	3,723,000	3,503,343
6,600,000	HSBC Gold-Linked Note 0% due 7/19/2005 (a)(b)(d)(e)(g)(12)	6,600,000	6,188,820
6,000,000	HSBC Gold-Linked Note 0% due 7/22/2005 (a)(b)(d)(e)(g)(12)	6,000,000	5,694,000
7,714,000	HSBC Gold-Linked Note 0% due 7/26/2005 (a)(b)(d)(e)(g)(12)	7,714,000	7,236,503
1,180,000	HSBC Gold-Linked Note 0% due 7/29/2005 (a)(b)(d)(e)(g)(12)	1,180,000	1,142,240
1,655,000	HSBC Gold-Linked Note 0% due 8/02/2005 (a)(b)(d)(e)(g)(12)	1,655,000	1,644,739
1,095,000	HSBC Gold-Linked Note 0% due 8/05/2005 (a)(b)(d)(e)(g)(12)	1,095,000	1,101,899
1,125,000	HSBC Gold-Linked Note 0% due 8/08/2005 (a)(b)(d)(e)(g)(12)	1,125,000	1,104,075

		158,374,000	156,545,361

	U.S. Treasury Notes (2.21%)
10,000,000	U.S. Treasury Zero Coupon Strip due 11/15/2007 (a)(5)	8,241,266	9,000,600
35,959,680	U.S. Treasury Inflation Index Note 4 1⁄4% due 1/15/2010 (5)	38,279,298	41,317,133
93,586,170	U.S. Treasury Inflation Index Note 3% due 7/15/2012 (5)	102,047,707	101,720,212
5,000,000	U.S. Treasury Note 5 3⁄8% due 2/15/2031 (5)	4,711,820	5,122,660

		153,280,091	157,160,605

	U.S. Dollar Notes and Bonds (4.46%)
3,625,000	Dillard's Inc. 6.43% due 8/01/2004 (14)	3,624,693	3,625,000
4,644,000	P.T. Pabrik Kertas Tjiwi-Kimia 10% due 8/01/2004 (a)(f)(11)	3,515,596	1,741,500
1,545,000	Hollinger International Publishing 8 5⁄8% due 2/15/2005 (i)(10)	1,620,900	1,569,141
6,750,000	Blount International Inc. 7% due 6/15/2005 (8)	6,379,431	6,935,625
29,500,000	Blount International Inc. 13% due 8/01/2009 (8)	21,785,350	31,860,000
2,750,000	Westpoint Stevens Inc. 7 7⁄8% due 6/15/2005 (f)(1)	2,504,977	30,937
5,000,000	Tyco International Group SA 6 3⁄8% due 2/15/2006 (8)	4,629,759	5,250,370

See Notes to Schedule of Investments.

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds—(continued)
	U.S. Dollar Notes and Bonds—(continued)
$20,500,000	Tyco International Group SA 6 3⁄4% due 2/15/2011 (8)	$17,096,041	$22,508,262
3,500,000	American Standard Companies Inc. 7 1⁄8% due 6/01/2006 (8)	3,186,992	4,523,466
4,910,000	American Standard Companies Inc. 8 1⁄4% due 6/01/2009 (8)	5,236,863	5,621,950
20,000,000	Lucent Technologies 7 1⁄4% due 7/15/2006 (15)	14,540,867	20,750,000
1,250,000	B&G Foods Inc. 9 5⁄8% due 8/01/2007 (14)	1,264,333	1,276,300
1,500,000	Penton Media Inc. 11 7⁄8% due 10/01/2007 (10)	1,163,243	1,522,500
5,500,000	Penton Media Inc. 10 3⁄8% due 6/15/2011 (10)	4,090,498	3,767,500
13,140,000	Columbus McKinnon Corporation 8 1⁄2% due 4/01/2008 (8)	11,832,374	12,285,900
5,735,000	Columbus McKinnon Corporation 10% due 8/01/2010 (b)(8)	5,900,063	6,179,463
3,500,000	Computer Associates 6 1⁄2% due 4/15/2008 (15)	3,025,389	3,715,373
18,000,000	Level 3 Communications, Inc. 9 1⁄8% due 5/01/2008 (15)	11,410,981	13,500,000
2,385,000	Longview Fibre Company 10% due 1/15/2009 (11)	2,456,332	2,599,650
4,850,000	Crescent Real Estate Equities Company 9 1⁄4% due 4/15/2009 (13)	4,928,625	5,116,750
13,500,000	GATX Corporation 8 7⁄8% due 6/01/2009 (4)	12,828,511	15,272,604
5,400,000	St. John Knits International Inc. 12 1⁄2% due 7/01/2009 (1)	5,260,726	5,818,500
1,900,000	Sanmina-SCI Corporation 10 3⁄8% due 1/15/2010 (15)	1,898,961	2,161,250
1,250,000	Freeport McMoRan Copper and Gold, Inc. 10 1⁄8% due 2/01/2010 (12)	1,273,750	1,393,750
4,000,000	Jostens, Inc. 12 3⁄4% due 5/01/2010 (1)	4,016,962	4,540,000
610,000	Ethyl Corporation 8 7⁄8% due 5/01/2010 (9)	646,600	655,750
6,240,000	Flowserve Finance B.V. 12 1⁄4% due 8/15/2010 (8)	6,213,001	8,439,795
2,750,000	Monitronics International Inc. 11 3⁄4% due 9/01/2010 (b)(8)	2,749,016	2,980,312
6,900,000	Briggs & Stratton Corporation 8 7⁄8% due 3/15/2011 (1)	7,351,750	8,124,750
13,000,000	Steinway Musical Instruments 8 3⁄4% due 4/15/2011 (1)	13,133,927	14,105,000
1,500,000	Citizens Communications 9 1⁄4% due 5/15/2011 (15)	1,327,771	1,605,148
10,000,000	Texas Industries Inc. 10 1⁄4% due 6/15/2011 (b)(9)	10,437,500	11,450,000
4,500,000	Potlatch Corporation 10% due 7/15/2011 (11)	4,830,625	5,085,000
3,500,000	Toys ‘R’ Us, Inc. 7 5⁄8% due 8/01/2011 (14)	3,409,626	3,587,500
5,500,000	Greif Inc. Corporation 8 7⁄8% due 8/01/2012 (9)	5,484,848	6,022,500
1,000,000	Manitowoc Company Inc. 10 1⁄2% due 8/01/2012 (8)	1,000,000	1,147,500
6,000,000	Fimep SA 10 1⁄2% due 2/15/2013 (8)	6,000,000	6,930,000
20,245,107	Winn-Dixie Stores Inc. 7.803% due 9/01/2017 (b)(2)	16,930,617	17,056,503
5,000,000	Winn-Dixie Stores Inc. 8.181% due 9/01/2024 (b)(2)	4,117,912	4,012,500
10,000,000	America Online 0% due 12/06/2019 (a)(10)	5,515,621	6,400,000
2,000,000	Legrand SA 8 1⁄2% due 2/15/2025 (8)	1,954,934	2,120,000
4,200,000	Bausch and Lomb Inc. 7 1⁄8% due 8/01/2028 (6)	3,523,684	4,303,711
10,000,000	Bangkok Bank Public Company 9.025% due 3/15/2029 (b)(4)	6,087,774	10,715,280
10,000,000	Nordea Bank Norge Floating Rate Perpetual Notes (1.75% @ 7/31/2004) (4)	6,826,750	8,136,610
5,500,000	Bergen Bank Floating Rate Perpetual Notes (1.295% @ 7/31/2004) (4)	3,888,750	4,482,500
3,500,000	Den Norske Bank Floating Rate Perpetual Notes (1.338% @ 7/31/2004) (4)	2,610,000	3,017,266

See Notes to Schedule of Investments.

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount			Cost (Note 1)	Value (Note 1)
		Notes, Bonds and Convertible Bonds—(continued)
		U.S. Dollar Notes and Bonds—(continued)
	$ 3,170,000	Den Norske Bank Floating Rate Perpetual Notes (1.563% @ 7/31/2004) (4)	$2,059,625	$2,708,721

			271,572,548	316,652,137

		U.S. Dollar Convertible Bonds (0.53%)
	10,500,000	Interpublic Group Company 1.870% due 6/01/2006 (10)	8,670,518	9,883,125
	2,000,000	TriQuint Semiconductor Inc. 4% due 3/01/2007 (15)	1,654,592	1,917,500
	15,000,000	SCI Systems Inc. 3% due 3/15/2007 (15)	10,724,404	14,081,250
	12,000,000	Ivax Corporation 4 1⁄2% due 5/15/2008 (6)	9,939,619	11,925,000
	2,500,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(i)(10)	2,482,264	25,000

			33,471,397	37,831,875

		Non U.S. Dollar Notes and Bonds (2.58%)
EUR	10,000,000	Wegener NV 5 1⁄2% due 4/26/2005 (10)	12,100,894	12,082,612
SGD	40,000,000	Singapore Government 2 5⁄8% due 10/01/2007 (5)	24,438,734	23,888,954
CAD	8,500,000	Shaw Communications Inc. 7.40% due 10/17/2007 (10)	5,236,233	6,642,750
HKD	35,000,000	Hong Kong Government 3.57% due 12/17/2007 (5)	4,615,737	4,540,725
EUR	5,000,000	Koninklijke Ahold NV 5 7⁄8% due 5/09/2008 (14)	4,186,104	6,131,475
GBP	15,000,000	EMI Group Plc 8 1⁄4% due 5/20/2008 (10)	23,565,085	28,821,887
GBP	1,500,000	EMI Group Plc 8 5⁄8% due 10/15/2013 (b)(10)	1,733,805	2,048,652
SEK	100,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	16,482,521	16,158,814
EUR	2,000,000	Independent News and Media Plc 8% due 12/15/2008 (10)	2,417,480	2,537,830
EUR	2,500,000	Independent News and Media Plc 5 3⁄4% due 5/17/2009 (10)	2,650,001	2,936,363
MYR	30,000,000	Malaysian Government 4.305% due 2/27/2009 (5)	7,932,179	7,916,842
EUR	14,195,610	Republic of France O.A.T. 3% due 7/25/2009 (5)	12,136,180	18,321,875
EUR	3,750,000	Prosieben Media 11 1⁄4% due 7/31/2009 (10)	3,519,987	5,365,041
EUR	1,000,000	Vivendi Universal SA 9 1⁄2% due 4/15/2010 (b)(10)	1,064,193	1,433,920
EUR	1,878,000	Flowserve Finance B.V. 12 1⁄4% due 8/15/2010 (8)	1,893,090	2,136,225
EUR	3,000,000	Waterford Wedgewood Plc 9 7⁄8% due 12/01/2010 (1)	3,213,869	3,246,075
EUR	2,000,000	Waterford Wedgewood Plc 9 7⁄8% due 12/01/2010 (b)(1)	2,206,947	2,164,050
EUR	2,000,000	Riverdeep Group Limited 9 1⁄4% due 4/15/2011 (b)(15)	2,438,950	2,284,275
EUR	8,500,000	The Manitowoc Company, Inc. 10 3⁄8% due 5/15/2011 (8)	8,840,643	11,394,324
GBP	3,000,000	Marks & Spencer Group Plc 6 3⁄8% due 11/07/2011 (14)	4,929,027	5,338,678
GBP	5,875,000	Enodis Plc 10 3⁄8% due 4/15/2012 (8)	9,166,055	11,864,110
EUR	4,000,000	Fimep SA 11% due 2/15/2013 (8)	4,582,369	5,710,687

			159,350,083	182,966,164

		Non U.S. Dollar Convertible Bonds (0.07%)
EUR	1,000,000	Aegis Group Plc 2% due 5/15/2006 (10)	923,480	1,238,318
CAD	1,600,000	Noranda Inc. 5% due 4/30/2007 (12)	1,145,136	1,189,770
NZD	3,500,000	Evergreen Forest Limited 0% due 3/19/2009 (a)(b)(11)	1,871,556	2,871,088

			3,940,172	5,299,176

		Total Notes, Bonds and Convertible Bonds	779,988,291	856,455,318

		Short-Term Investments (20.11%)
	27,550,000	Gannett Company Inc. 1.24% due 8/02/2004	27,549,051	27,549,051
	16,274,000	Gannett Company Inc. 1.24% due 8/03/2004	16,272,879	16,272,879
	15,000,000	Gannett Company Inc. 1.24% due 8/12/2004	14,994,317	14,994,317

See Notes to Schedule of Investments.

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Short-Term Investments—(continued)
$11,000,000	Gannett Company Inc. 1.24% due 8/12/2004	$10,995,832	$10,995,832
26,000,000	Henkel Corporation 1.24% due 8/02/2004	25,999,104	25,999,104
17,000,000	Henkel Corporation 1.25% due 8/02/2004	16,999,410	16,999,410
26,514,000	Henkel Corporation 1.26% due 8/03/2004	26,512,144	26,512,144
13,994,000	Henkel Corporation 1.24% due 8/05/2004	13,992,072	13,992,072
20,074,000	Henkel Corporation 1.25% due 8/05/2004	20,071,212	20,071,212
15,000,000	Henkel Corporation 1.25% due 8/06/2004	14,997,396	14,997,396
11,000,000	Henkel Corporation 1.30% due 8/13/2004	10,995,233	10,995,233
5,000,000	Henkel Corporation 1.31% due 8/16/2004	4,997,271	4,997,271
11,000,000	Henkel Corporation 1.32% due 8/19/2004	10,992,740	10,992,740
31,000,000	Henkel Corporation 1.32% due 8/30/2004	30,967,037	30,967,037
20,181,000	Hitachi Limited 1.32% due 8/02/2004	20,180,260	20,180,260
26,893,000	Hitachi Limited 1.33% due 8/02/2004	26,892,006	26,892,006
10,100,000	Hitachi Limited 1.28% due 8/06/2004	10,098,204	10,098,204
15,000,000	Hitachi Limited 1.45% due 9/22/2004	14,968,583	14,968,583
19,000,000	Burlington Northern Santa Fe Corporation 1.35% due 8/02/2004	18,999,287	18,999,287
10,000,000	Burlington Northern Santa Fe Corporation 1.30% due 8/06/2004	9,998,194	9,998,194
15,000,000	L'Oreal SA 1.30% due 8/02/2004	14,999,458	14,999,458
15,000,000	L'Oreal SA 1.29% due 8/09/2004	14,995,700	14,995,700
20,000,000	L'Oreal SA 1.35% due 8/20/2004	19,985,750	19,985,750
20,000,000	L'Oreal SA 1.35% due 8/24/2004	19,982,750	19,982,750
14,258,000	Sara Lee Corporation 1.30% due 8/02/2004	14,257,485	14,257,485
18,000,000	Sara Lee Corporation 1.31% due 8/05/2004	17,997,380	17,997,380
21,528,000	Sara Lee Corporation 1.40% due 8/20/2004	21,512,093	21,512,093
6,000,000	Sara Lee Corporation 1.37% due 8/27/2004	5,994,063	5,994,063
23,000,000	Sara Lee Corporation 1.42% due 9/03/2004	22,970,062	22,970,062
12,800,000	Sara Lee Corporation 1.47% due 9/13/2004	12,777,525	12,777,525
4,170,000	Praxair 1.3% due 8/02/2004	4,169,849	4,169,849
11,000,000	Praxair 1.32% due 8/12/2004	10,995,563	10,995,563
30,000,000	Wal-Mart Stores, Inc. 1.23% due 8/03/2004	29,997,950	29,997,950
13,000,000	Wal-Mart Stores, Inc. 1.26% due 8/09/2004	12,996,360	12,996,360
27,000,000	Wal-Mart Stores, Inc. 1.22% due 8/11/2004	26,990,850	26,990,850
22,366,000	Wal-Mart Stores, Inc. 1.25% due 8/17/2004	22,353,574	22,353,574
25,000,000	Wal-Mart Stores, Inc. 1.26% due 8/17/2004	24,986,000	24,986,000
15,881,000	Wal-Mart Stores, Inc. 1.33% due 8/19/2004	15,870,439	15,870,439
23,611,000	The Coca Cola Company 1.23% due 8/03/2004	23,609,387	23,609,387
31,604,000	The Coca Cola Company 1.24% due 8/13/2004	31,590,937	31,590,937
23,000,000	The Coca Cola Company 1.24% due 8/13/2004	22,990,493	22,990,493
19,508,000	The Coca Cola Company 1.26% due 8/16/2004	19,497,758	19,497,758
9,250,000	The Coca Cola Company 1.37% due 9/02/2004	9,238,736	9,238,736
10,000,000	Diageo Capital Plc 1.26% due 8/04/2004	9,998,950	9,998,950
10,000,000	Diageo Capital Plc 1.28% due 8/16/2004	9,994,667	9,994,667
20,000,000	Diageo Capital Plc 1.29% due 8/16/2004	19,989,250	19,989,250
14,954,000	Diageo Capital Plc 1.31% due 8/17/2004	14,945,293	14,945,293
20,942,000	DuPont Ei Nemour 1.25% due 8/05/2004	20,939,091	20,939,091
3,476,000	DuPont Ei Nemour 1.26% due 8/13/2004	3,474,540	3,474,540
13,500,000	Pearson Holdings Inc. 1.31% due 8/05/2004	13,498,035	13,498,035

See Notes to Schedule of Investments.

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount		Cost (Note 1)		Value (Note 1)
	Short-Term Investments—(continued)
$ 8,215,000	American Express Credit Corporation 1.27% due 8/05/2004	$8,213,841		$8,213,841
30,881,000	American Express Credit Corporation 1.23% due 8/06/2004	30,875,724		30,875,724
25,000,000	American Express Credit Corporation 1.21% due 8/09/2004	24,993,278		24,993,278
20,000,000	American Express Credit Corporation 1.25% due 8/11/2004	19,993,056		19,993,056
14,366,000	American Express Credit Corporation 1.29% due 8/13/2004	14,359,823		14,359,823
20,809,000	American Express Credit Corporation 1.29% due 8/16/2004	20,797,815		20,797,815
27,986,000	American Express Credit Corporation 1.29% due 8/18/2004	27,968,952		27,968,952
36,681,000	American Express Credit Corporation 1.29% due 8/19/2004	36,657,341		36,657,341
30,836,000	American Express Credit Corporation 1.30% due 8/23/2004	30,811,503		30,811,503
30,000,000	American Express Credit Corporation 1.30% due 8/25/2004	29,974,000		29,974,000
33,556,000	American Express Credit Corporation 1.30% due 9/07/2004	33,511,165		33,511,165
25,000,000	General Electric Capital Corporation 1.25% due 8/09/2004	24,993,056		24,993,056
29,327,000	General Electric Capital Corporation 1.22% due 8/10/2004	29,318,055		29,318,055
25,000,000	General Electric Capital Corporation 1.22% due 8/19/2004	24,984,750		24,984,750
20,000,000	General Electric Capital Corporation 1.34% due 8/26/2004	19,981,389		19,981,389
33,937,000	General Electric Capital Corporation 1.34% due 9/02/2004	33,896,577		33,896,577
12,465,000	General Electric Capital Corporation 1.37% due 9/07/2004	12,447,449		12,447,449
8,825,000	Procter and Gamble Company 1.23% due 8/09/2004	8,822,588		8,822,588
2,927,000	Procter and Gamble Company 1.24% due 8/11/2004	2,925,992		2,925,992
5,485,000	Procter and Gamble Company 1.31% due 8/25/2004	5,480,210		5,480,210
25,000,000	Exxon Project Investment Corporation 1.22% due 8/13/2004	24,989,833		24,989,833
20,000,000	Exxon Project Investment Corporation 1.21% due 8/20/2004	19,987,228		19,987,228
20,000,000	Exxon Project Investment Corporation 1.22% due 8/20/2004	19,987,122		19,987,122
11,315,000	Knight-Ridder Inc. 1.32% due 8/23/2004	11,305,873		11,305,873
24,500,000	Knight-Ridder Inc. 1.23% due 8/27/2004	24,478,236		24,478,236
25,000,000	Bayer Corporation 1.07% due 6/03/2004	24,961,000		24,961,000

	Total Short-Term Investments	1,427,788,076		1,427,788,076

	Total Investments (100%)	$5,886,184,901	*	7,100,833,962

* At July 31, 2004 cost is substantially identical for both book and federal income tax purposes.

See Notes to Schedule of Investments.

FIRST EAGLE GLOBAL FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Foreign Currencies			Sector/Industry Classifications
CAD	— Canadian dollar	(1)	Consumer Discretionary	(10) Media
EUR	— euro	(2)	Consumer Staples	(11) Paper and Forest Products
GBP	— pound sterling	(3)	Energy	(12) Precious Metals
HKD	— Hong Kong dollar	(4)	Financials	(13) Real Estate
MYR	— Malaysian ringgit	(5)	Government Issues	(14) Retail
NZD	— New Zealand dollar	(6)	Health Care	(15) Technology
SEK	— Swedish krona	(7)	Holding Companies	(16) Transportation
SGD	— Singapore dollar	(8)	Industrials	(17) Utilities
		(9)	Materials

(a)	Non-income producing security/commodity.
(b)	All or a portion of the security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c)	Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the nine-months ended July 31, 2004.
	Purchases		Sales
Affiliate	Shares	Cost	Shares	Cost	Realized Gain	Dividend Income

Allen Organ Company Class B	—	—	—	—	—	$80,745
City E-Solutions Limited	—	—	—	—	—	82,741
East Texas Financial Services, Inc.	—	—	—	—	—	17,213
Freeport McMoran Copper & Gold Class B	1,115,000	$38,909,788	—	—	—	591,000
Kukdong Electric Wire Co., Ltd.	501,000	10,918,559	—	—	—	—
Mills Music Trust	—	—	—	—	—	80,451
Nam Yang Dairy Products	—	—	—	—	—	41,174
NSC Groupe	—	—	—	—	—	127,129
Papa John's International Inc.	770,000	24,618,729	—	—	—	—
Rayonier Inc.	675,000	26,128,157	—	—	—	3,844,400
Sabeton SA	—	—	—	—	—	52,683
Shaw Brothers (Hong Kong) Limited	1,188,000	1,225,394	—	—	—	139,437
Shoei Co., Ltd.*	350,000	2,327,091	75,000	$1,023,219	$446,893	234,027
Société Sucrière de Pithiviers le Vieil	1,647	1,074,790	—	—	—	480,139
Sola International Inc.	2,000,000	38,849,744	—	—	—	—
Unifirst Corporation	30,000	735,141	—	—	—	72,626

*	6 for 5 stock split, received 200,000 shares (ex-date June 25, 2004)
(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	In default as to principal and interest.
(g)	Leveraged 1 1⁄2 to 1
(h)	Leveraged 2 to 1
(i)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks and Rights (74.70%)
	Argentina (0.06%)
385,000	Cresud S.A.C.I.F. y A. ADR (2)	$2,396,169	$3,853,850

	Australia and New Zealand (1.29%)
25,000,000	Carter Holt Harvey Limited (11)	24,580,976	35,133,475
9,250,000	Spotless Group Limited (8)	25,908,321	30,482,496
3,804,345	News and Media NZ Limited exchangeable preference shares (10)	9,769,634	10,281,528
5,000,000	Capital Properties New Zealand Limited 8 1⁄2% exchangeable preference shares (13)	3,415,671	3,195,452
5,750,000	Tasman Farms (a)(c)(2)	1,054,354	1,535,699
5,500,000	Evergreen Forests Limited (a)(11)	1,633,003	1,364,006

		66,361,959	81,992,656

	Austria (0.61%)
675,000	Flughafen Wien AG (16)	22,752,728	38,750,020

	Belgium (0.95%)
1,535,000	Deceuninck (c)(1)	32,199,731	49,089,070
35,000	Electrabel SA (17)	9,679,992	11,049,880

		41,879,723	60,138,950

	Brazil (0.16%)
395,000	Petroleo Brasileiro SA ADR (3)	9,484,515	10,131,750

	Canada (2.44%)
2,000,000	EnCana Corporation (3)	66,349,465	88,640,000
1,500,000	Aber Diamond Corporation (a)(9)	40,674,905	44,999,437
3,000,000	Norske Skog Canada Limited (a)(11)	10,065,599	9,734,480
1,500,000	IAMGOLD Corporation (12)	4,433,304	8,743,005
75,000	Canadian Pacific Railway Limited (16)	594,538	1,910,250
35,000	Fairmont Hotels & Resorts Inc. (1)	311,230	901,250
50,000	Metallica Resources Inc. (a)(12)	59,469	46,569

		122,488,510	154,974,991

	Chile (0.33%)
2,375,300	Quinenco SA ADR (8)	15,508,046	20,617,604

	China (0.79%)
1,000,000	PetroChina Company, Limited ADR (3)	24,761,783	49,940,000

	Commonwealth of Independent States (0.12%)
352,296	Firebird Fund, L.P. (a)(b)(e)(7)	353,178	4,538,361
4,921	Firebird Republic Fund, Ltd. Class ‘A’ (a)(b)(e)(7)	719,082	1,672,813
100,000	First NIS Regional Fund SICAF (7)	1,000,000	1,315,000
9,000	Baltic Republic Fund (a)(e)(7)	185,750	397,800

		2,258,010	7,923,974

	Denmark (0.75%)
725,000	Carlsberg A/S, ‘B’ (2)	26,837,489	36,457,491
235,000	Carlsberg A/S, ‘A’ (2)	10,411,062	10,886,314

		37,248,551	47,343,805

	France (12.83%)
2,225,000	Wendel Investissement (7)	53,580,795	102,934,241
1,265,000	Essilor International SA (6)	55,902,323	77,639,201

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks and Rights—(continued)
	France—(continued)
2,665,000	Vivendi Universal SA (a)(10)	$47,600,405	$66,547,002
972,000	Eurazeo (7)	46,880,291	62,402,546
1,850,000	Remy Cointreau SA (2)	55,999,053	61,809,476
2,000,000	Sodexho Alliance (1)	56,234,045	54,317,655
250,000	Galeries Lafayette SA (14)	33,077,020	43,972,294
745,000	Neopost (8)	30,417,449	43,171,595
315,000	Société du Louvre Reg D (1)	18,879,612	33,326,370
855,000	Financiere Marc de Lacharriere SA (7)	31,103,539	32,739,371
3,250,000	Elior SA (1)	24,711,983	30,281,672
700,000	Société BIC SA (8)	27,529,842	29,985,317
38,750	Société Sucrière de Pithiviers-le Vieil (c)(2)	15,309,438	24,667,916
542,960	Carbone Lorraine SA (a)(8)	15,213,883	21,704,724
187,389	Robertet SA (c)(2)	13,261,742	22,416,198
51,500	Robertet SA C.I. (2)	2,151,628	4,519,859
135,000	Société Foncière Financière et de Participations (7)	14,602,122	21,911,006
270,000	Gaumont SA (a)(c)(10)	13,647,209	18,340,324
485,000	Laurent-Perrier (c)(2)	15,657,495	16,110,811
650,000	PagesJaunes SA (a)(10)	11,482,151	11,307,762
35,000	Taittinger SA (1)	6,919,093	8,163,278
23,500	Taittinger C.I. (1)	1,394,587	4,273,247
113,500	Crometal SA (c)(8)	4,799,237	6,413,403
45,000	Sagem SA (15)	1,231,214	4,403,842
1,400,000	FINEL (i)(j)(11)	2,407,421	3,601,941
26,499	NSC Groupe (8)	4,385,060	2,230,090
18,436	Didot-Bottin (7)	1,744,914	2,165,489
100,000	Sabeton SA (7)	1,463,142	1,364,554
1,000	Société Vermandoise de Sucreriès (2)	854,846	1,320,071
17,000	Société Française des Papiers Peints (a)(c)(1)	779,335	107,301

		609,220,874	814,148,556

	Germany (3.36%)
755,000	Merck KGaA (6)	17,076,237	42,280,608
140,500	Bertelsmann AG D.R.C (10)	31,678,271	34,374,431
435,000	Hornbach Holding AG Pfd. (14)	23,642,410	28,763,831
258,500	Axel Springer Verlag AG (10)	13,703,591	27,659,565
660,655	Pfeiffer Vacuum Technology AG (c)(8)	21,555,510	26,250,705
1,275,000	Suedzucker AG (2)	20,571,626	23,452,892
405,000	Vossloh AG (16)	8,157,152	17,285,349
275,000	Bayer AG (9)	3,572,770	7,300,062
200,000	Fraport AG (16)	6,048,655	6,083,385

		146,006,222	213,450,828

	Hong Kong (1.84%)
7,500,000	Guoco Group Limited (7)	55,246,509	62,501,603
20,531,500	Shaw Brothers (Hong Kong) Limited (c)(10)	19,763,936	20,005,564
10,000,000	Hopewell Holdings Limited (13)	12,004,216	19,808,200
10,000,000	SmarTone Telecommunications Holdings Limited (15)	11,260,665	10,897,715
10,000,000	Lerado Group Holding Company Limited (1)	1,533,725	1,782,097
11,250,000	City e-Solutions Limited (1)	336,425	1,153,876
12,000,000	China-Hong Kong Photo Products Holdings Limited (1)	949,952	846,176

		101,095,428	116,995,231

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks and Rights—(continued)
	India (0.00%)
10,000	The Spartek Emerging Opportunities of India Fund (a)(b)(e)(j)(7)	$1,035,000	$10,898

	Indonesia (0.06%)
4,000,000	PT Bat Indonesia Tbk (c)(2)	4,249,453	3,838,163

	Ireland (0.36%)
7,500,000	Independent News & Media (10)	15,784,399	17,222,231
30,000,000	Waterford Wedgwood Plc (1)	10,929,254	5,482,260

		26,713,653	22,704,491

	Israel (0.00%)
70,000	Super-Sol (14)	129,090	166,822

	Italy (1.54%)
3,450,000	Italcementi S.p.A. RNC (9)	20,550,854	29,988,323
6,053,000	Gewiss S.p.A. (c)(8)	22,840,585	28,308,383
850,000	Italmobiliare S.p.A. RNC (9)	20,153,790	28,102,594
1,500,000	Caltagirone Editore S.p.A. (10)	9,451,547	11,541,600

		72,996,776	97,940,900

	Japan (16.48%)
5,000,000	Shimano Inc. (1)	83,968,600	121,364,678
2,000,000	Secom Company, Limited (8)	72,004,572	80,909,786
1,665,000	Ono Pharmaceutical Company, Limited (6)	62,266,690	78,882,995
515,000	Nintendo Company, Limited (15)	41,703,113	57,409,988
12,075,000	Aioi Insurance Company, Limited (4)	37,495,770	51,454,578
3,500,000	Toho Company, Limited (10)	39,423,441	50,815,840
7,750,000	NIPPONKOA Insurance Company, Limited (4)	30,321,710	47,795,208
1,425,000	Fuji Photo Film Company, Limited (1)	41,900,427	42,787,792
4,000,000	Mitsui Sumitomo Insurance Company, Limited (4)	19,745,891	37,038,702
1,765,050	Nitto Kohki Company, Limited (c)(8)	28,726,140	34,750,388
200,000	Nippon Television Network Corporation (10)	28,448,858	31,950,375
2,204,991	T. Hasegawa Company, Limited (c)(2)	27,934,921	31,339,873
1,500,000	Daiichi Pharmaceutical Corporation (6)	23,622,228	27,576,752
1,104,990	Mandom Corporation (2)	19,596,803	26,523,336
1,000,000	Shimachu Company Limited (14)	22,095,179	24,183,036
575,000	Kose Corporation (2)	17,890,897	21,090,484
1,475,000	Makita Corporation (1)	10,785,951	20,937,879
1,000,000	Chofu Seisakusho Company, Limited (1)	14,518,405	18,968,850
4,000,000	Aida Engineering, Limited (c)(8)	14,266,611	17,656,313
1,750,000	Wacoal Corporation (2)	14,119,449	17,573,156
1,000,000	Maruichi Steel Tube Limited (9)	12,293,080	16,370,747
1,000,000	Shoei Company, Limited (7)	6,647,486	15,966,198
3,250,000	Iino Kaiun Kaisha, Limited (16)	10,344,939	14,521,059
2,000,000	Takuma Company, Limited (8)	13,985,700	13,880,523
1,000,000	Ryoyo Electro Corporation (15)	12,814,265	13,574,864
394,500	SK Kaken Company Limited (8)	6,339,178	12,412,910
935,000	Tachi-S Company, Limited (1)	7,910,269	11,641,794
400,500	Matsumoto Yushi-Seiyaku Company, Limited (9)	9,689,657	10,261,384
1,000,000	Seikagaku Corporation (6)	9,538,252	10,023,823
1,000,000	Sansei Yusoki Company, Limited (c)(8)	8,885,636	9,529,375
450,000	ICOM Inc. (15)	9,947,291	9,506,900

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks and Rights—(continued)
	Japan—(continued)
2,000,000	Okumura Corporation (8)	$8,273,866	$9,457,455
125,000	TakeFuji Corporation (4)	6,992,692	8,989,976
415,000	Aderans Company (2)	7,895,013	8,487,661
375,000	Nissin Healthcare Food Service Co., Ltd. (2)	7,610,137	7,383,018
100,000	ASAHI Broadcasting Corporation (10)	6,141,481	6,472,783
722,000	Katakura Industries Company, Limited (8)	6,665,838	6,672,504
565,300	Yomeishu Seizo Company, Limited (2)	3,640,899	4,218,088
94,300	Tachihi Enterprise Co., Ltd. (13)	4,439,880	4,162,475
300,000	Mitsubishi Securities Company, Limited (4)	1,791,669	3,476,424
1,000,000	Tokyo Kikai Seisakusho, Ltd. (10)	3,048,764	2,939,722
325,000	Sonton Food Industry Company, Limited (2)	3,298,777	2,921,742
100,000	Maezawa Kasei Industries (8)	1,678,092	1,672,136

		820,708,517	1,045,553,570

	Luxembourg (0.58%)
1,000,000	Tenaris SA ADR (3)	22,780,614	35,560,000
73,347	Security Capital European Realty (a)(e)(13)	1,466,940	1,345,917

		24,247,554	36,905,917

	Mexico (0.71%)
12,000,000	Industrias Penoles, S.A. de C.V. (12)	23,144,651	43,827,550
500,000	Grupo Industrial Saltillo, S.A. de C.V. (8)	1,469,358	810,550
17,190	Grupo Aeroportuario del Sureste S.A. de C.V. ADR (16)	360,199	366,147

		24,974,208	45,004,247

	Netherlands (3.91%)
2,500,000	Heineken Holding NV (2)	63,342,898	69,249,600
1,265,000	Randstad Holding NV (8)	10,636,483	34,584,044
4,000,000	Koninklijke Ahold NV (a)(14)	32,656,916	29,719,620
925,000	Koninklijke Grolsch NV (c)(2)	21,750,674	27,579,615
575,000	Hal Trust NV (7)	16,512,100	18,561,237
825,000	Holdingmaatschappij de Telegraaf NV (10)	14,452,839	18,250,155
1,177,180	United Services Group NV (c)(8)	16,578,082	17,549,282
235,000	OPG Groep NV (6)	5,860,389	12,191,116
814,847	Arcadis NV (8)	9,385,900	11,109,229
250,000	CSM—BR Cert CVA (2)	5,425,800	5,764,789
375,000	Wegener NV (a)(10)	2,789,260	3,595,479

		199,391,341	248,154,166

	Russia (0.06%)
250,000	YUKOS Oil Company ADR (3)	6,914,216	3,937,500

	Singapore (1.79%)
12,454,850	Haw Par Corporation Limited (c)(8)	30,174,730	34,619,942
3,244,500	Fraser & Neave Limited (2)	19,615,167	26,791,440
16,250,000	Singapore Airport Terminal (16)	19,598,319	20,222,138
17,549,625	ComfortDelgro Corporation Limited (16)	6,946,456	12,756,684
8,000,000	United Overseas Land Limited (7)	9,610,099	10,420,725
25,000,000	Del Monte Pacific Limited (2)	5,997,158	8,504,638

		91,941,929	113,315,567

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks and Rights—(continued)
	South Africa (1.04%)
2,950,000	Harmony Gold Mining Ltd ADR (12)	$41,138,728	$32,332,000
2,000,000	Gold Fields Limited ADR (12)	24,328,890	20,520,000
5,000,000	Mvelaphanda Resources Limited (a)(12)	17,836,888	12,869,806

		83,304,506	65,721,806

	South Korea (3.79%)
375,000	Samsung Electronics Company, Limited Pfd. (15)	59,352,319	92,268,261
3,000,000	Samsung Electronics Company, Limited (15)	25,131,764	32,165,741
50,000	Lotte Confectionery Company, Limited (2)	18,362,431	25,202,905
1,000,000	KT&G Corporation (2)	17,983,484	24,006,835
85,000	Amorepacific Corporation (2)	11,330,566	15,104,656
2,000,000	Daeduck Electronics Company, Limited (15)	15,482,465	14,181,974
4,515,000	Nexans Korea Limited (c)(8)	5,439,849	6,711,747
22,950	Nam Yang Dairy Products (2)	4,912,653	6,274,242
28,850	Nam Yang Dairy Products Pfd. (2)	479,094	2,230,607
335,000	The Korea Fund (7)	6,104,720	5,745,250
225,000	Kukdong Electric Wire Company, Limited (c)(15)	3,821,270	4,844,084
650,000	Fursys Incorporated (c)(8)	2,637,972	4,781,290
519,750	Daeduck GDS Company, Limited (15)	2,689,780	4,045,214
1,000,000	Dong Ah Tire & Rubber Company, Limited (1)	4,376,945	3,203,759

		178,105,312	240,766,565

	Spain (2.56%)
3,500,000	Corporacion Financiera Alba SA (7)	81,769,298	100,231,583
2,000,000	Altadis SA (2)	60,103,945	62,420,820

		141,873,243	162,652,403

	Sweden (0.04%)
1,150,000	Gorthon Lines AB ‘B’ (c)(16)	3,311,245	2,620,647

	Switzerland (8.22%)
29,725	Pargesa Holding AG (7)	63,461,286	80,751,756
315,000	Nestlé SA (2)	71,565,666	80,409,836
505,000	Kuehne & Nagel International AG (16)	28,521,563	76,479,313
5,675	Lindt & Spruengli AG (2)	43,123,034	70,195,453
26,850	Lindt & Spruengli AG PC (2)	20,807,349	29,344,262
16,650	Metall Zug PC AG (1)	27,301,924	40,097,775
159	Metall Zug AG (1)	1,931,462	2,352,108
115,000	Schindler Holding PC (8)	24,723,001	32,587,822
100,000	Schindler Holding AG (8)	28,106,867	30,444,965
145,000	Kaba Holding AG Reg B (8)	29,019,621	28,298,205
35,000	Edipresse SA (10)	11,616,314	17,622,951
23,500	Sika Finanz AG (a)(9)	4,786,302	12,272,834
13,750	Société Générale d'Affichage (a)(10)	5,201,480	7,406,323
21,500	Sulzer AG (8)	2,940,205	5,588,993
7,000	Hilti AG (e)(i)(j)(8)	4,485,845	4,918,033
10,000	PubliGroupe SA (10)	1,436,389	2,825,917

		369,028,308	521,596,546

	Thailand (0.03%)
250,000	The Oriental Hotel Public Company Limited (1)	1,152,073	1,900,726

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks and Rights—(continued)
	United Kingdom (5.03%)
2,975,000	Anglo American Plc (12)	$67,758,747	$63,217,037
40,000,000	Aggregate Industries Plc (9)	55,748,261	62,038,130
10,000,000	Millennium & Copthorne Hotel Plc (1)	46,069,521	58,399,530
4,000,000	Spirax-Sarco Engineering Plc (c)(8)	30,869,764	40,206,530
4,000,000	Marks & Spencer Group Plc (14)	19,888,870	25,251,884
14,500,000	Enodis Plc (a)(8)	12,119,705	24,005,664
2,325,000	IMI Plc (8)	8,432,323	15,301,564
5,000,000	McBride Plc (2)	6,379,400	12,289,372
3,146,000	JZ Equity Partners, Plc (4)	5,873,374	8,293,377
583,000	Associated British Ports Holdings Plc (16)	4,377,346	4,279,730
500,000	EMI Group Limited Plc (a)(10)	1,238,186	2,042,164
100,000	Antofagasta Holdings Plc (12)	274,913	1,819,300
725,000	Tran-Siberian Gold Limited (a)(e)(12)	993,847	1,648,741
1,000,000	Royal Doulton Plc (a)(1)	45,385	140,086

		260,069,642	318,933,109

	United States (2.47%)
2,000,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’ (12)	31,810,522	69,700,000
425,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)(12)	7,554,601	17,467,500
1,500,000	Newmont Mining Corporation Holding Company (12)	42,258,067	60,705,000
200,000	Liberty Media International, Inc., Class ‘A’ (a)(10)	7,147,888	6,236,000
40,000	Liberty Media International Inc., Class ‘A’ rights (a)(10)	—	240,400
22,500	Third Avenue Global Value Fund, L.P. (a)(b)(e)(7)	2,250,000	2,489,234

		91,021,078	156,838,134

	Miscellaneous (0.50%)
2,000,000	Banco Latinoamericano de Exportaciones SA ADR (c)(4)	30,000,778	31,420,000

	Total Common and Preferred Stocks and Rights	3,632,630,440	4,740,244,392

Ounces
	Commodities (0.51%)
61,941	Gold bullion (a)	23,768,843	24,231,230
1,203,719	Silver bullion (a)	7,462,612	7,884,357

	Total Commodities	31,231,455	32,115,587

Principal Amount
Notes, Bonds and Convertible Bonds (7.25%)
	Commodity-Linked Notes (2.34%)
$1,000,000	UBS Gold-Linked Note 0% due 8/05/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,127,462
1,250,000	UBS Gold-Linked Note 0% due 8/20/2004 (a)(b)(d)(e)(g)(12)	1,250,000	1,447,389
1,000,000	UBS Gold-Linked Note 0% due 10/07/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,035,643
1,000,000	UBS Gold-Linked Note 0% due 10/08/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,012,338
1,000,000	UBS Gold-Linked Note 0% due 10/12/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,023,424

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds—(continued)
	Commodity-Linked Notes—(continued)
$1,250,000	UBS Gold-Linked Note 0% due 10/22/2004 (a)(b)(d)(e)(g)(12)	$1,250,000	$1,311,238
1,500,000	UBS Gold-Linked Note 0% due 11/24/2004 (a)(b)(d)(e)(g)(12)	1,500,000	1,539,288
1,000,000	UBS Gold-Linked Note 0% due 11/26/2004 (a)(b)(d)(e)(g)(12)	1,000,000	975,350
1,000,000	UBS Gold-Linked Note 0% due 12/03/2004 (a)(b)(d)(e)(g)(12)	1,000,000	973,343
1,000,000	UBS Gold-Linked Note 0% due 12/13/2004 (a)(b)(d)(e)(g)(12)	1,000,000	979,317
1,000,000	UBS Gold-Linked Note 0% due 12/16/2004 (a)(b)(d)(e)(h)(12)	1,000,000	948,612
2,000,000	UBS Gold-Linked Note 0% due 12/22/2004 (a)(b)(d)(e)(h)(12)	2,000,000	1,815,756
2,350,000	UBS Gold-Linked Note 0% due 1/28/2005 (a)(b)(d)(e)(h)(12)	2,350,000	2,010,365
1,200,000	UBS Gold-Linked Note 0% due 2/04/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,112,107
3,000,000	UBS Gold-Linked Note 0% due 2/11/2005 (a)(b)(d)(e)(h)(12)	3,000,000	2,670,640
1,100,000	UBS Gold-Linked Note 0% due 2/18/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,058,395
1,150,000	UBS Gold-Linked Note 0% due 2/22/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,105,375
1,500,000	UBS Gold-Linked Note 0% due 3/09/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,399,749
1,250,000	UBS Gold-Linked Note 0% due 3/11/2005 (a)(b)(d)(e)(h)(12)	1,250,000	1,224,668
2,950,000	UBS Gold-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(g)(12)	2,950,000	2,849,595
1,000,000	UBS Gold-Linked Note 0% due 4/29/2005 (a)(b)(d)(e)(h)(12)	1,000,000	956,808
1,950,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(g)(12)	1,950,000	1,892,450
1,000,000	UBS Gold-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	981,471
1,500,000	UBS Gold-Linked Note 0% due 5/20/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,496,815
1,150,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,209,765
2,900,000	UBS Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(g)(12)	2,900,000	2,959,355
1,700,000	UBS Gold-Linked Note 0% due 6/09/2005 (a)(b)(d)(e)(g)(12)	1,700,000	1,691,484
5,350,000	UBS Gold-Linked Note 0% due 6/17/2005 (a)(b)(d)(e)(g)(12)	5,350,000	5,308,428
4,850,000	UBS Gold-Linked Note 0% due 7/13/2005 (a)(b)(d)(e)(g)(12)	4,850,000	4,753,151
600,000	UBS Gold-Linked Note 0% due 7/28/2005 (a)(b)(d)(e)(g)(12)	600,000	565,776
1,200,000	UBS Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,158,218
1,150,000	UBS Gold-Linked Note 0% due 8/12/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,111,493

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds—(continued)
	Commodity-Linked Notes—(continued)
$1,000,000	UBS Silver-Linked Note 0% due 3/17/2005 (a)(b)(d)(e)(h)(12)	$1,000,000	$949,521
1,500,000	UBS Silver-Linked Note 0% due 3/18/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,385,952
2,500,000	UBS Silver-Linked Note 0% due 3/21/2005 (a)(b)(d)(e)(h)(12)	2,500,000	2,207,255
1,000,000	UBS Silver-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(h)(12)	1,000,000	819,440
1,500,000	UBS Silver-Linked Note 0% due 3/29/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,275,348
1,000,000	UBS Silver-Linked Note 0% due 4/08/2005 (a)(b)(d)(e)(h)(12)	1,000,000	708,329
1,500,000	UBS Silver-Linked Note 0% due 5/06/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,185,505
1,000,000	UBS Silver-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,127,728
1,500,000	UBS Silver-Linked Note 0% due 5/19/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,711,986
1,000,000	UBS Silver-Linked Note 0% due 5/27/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,202,384
500,000	UBS Silver-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(g)(12)	500,000	569,448
1,000,000	UBS Silver-Linked Note 0% due 6/10/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,078,250
1,000,000	UBS Silver-Linked Note 0% due 6/13/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,099,438
1,000,000	UBS Silver-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,183,999
1,000,000	UBS Silver-Linked Note 0% due 7/06/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,162,126
1,000,000	HSBC Gold-Linked Note 0% due 8/09/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,154,000
1,000,000	HSBC Gold-Linked Note 0% due 8/11/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,171,000
1,000,000	HSBC Gold-Linked Note 0% due 8/16/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,153,100
500,000	HSBC Gold-Linked Note 0% due 9/06/2004 (a)(b)(d)(e)(g)(12)	500,000	524,750
500,000	HSBC Gold-Linked Note 0% due 9/14/2004 (a)(b)(d)(e)(g)(12)	500,000	525,000
250,000	HSBC Gold-Linked Note 0% due 9/20/2004 (a)(b)(d)(e)(g)(12)	250,000	260,350
1,000,000	HSBC Gold-Linked Note 0% due 10/07/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,006,200
1,000,000	HSBC Gold-Linked Note 0% due 10/12/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,021,000
1,000,000	HSBC Gold-Linked Note 0% due 10/12/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,049,600
500,000	HSBC Gold-Linked Note 0% due 10/13/2004 (a)(b)(d)(e)(g)(12)	500,000	532,850
1,000,000	HSBC Gold-Linked Note 0% due 10/29/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,081,500
750,000	HSBC Gold-Linked Note 0% due 11/04/2004 (a)(b)(d)(e)(g)(12)	750,000	760,050

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes, Bonds and Convertible Bonds—(continued)
	Commodity-Linked Notes—(continued)
$1,500,000	HSBC Gold-Linked Note 0% due 11/12/2004 (a)(b)(d)(e)(g)(12)	$1,500,000	$1,563,000
1,000,000	HSBC Gold-Linked Note 0% due 11/22/2004 (a)(b)(d)(e)(g)(12)	1,000,000	971,600
1,360,000	HSBC Gold-Linked Note 0% due 11/22/2004 (a)(b)(d)(e)(g)(12)	1,360,000	1,317,024
1,000,000	HSBC Gold-Linked Note 0% due 11/24/2004 (a)(b)(d)(e)(g)(12)	1,000,000	975,300
1,000,000	HSBC Gold-Linked Note 0% due 11/26/2004 (a)(b)(d)(e)(g)(12)	1,000,000	973,700
1,000,000	HSBC Gold-Linked Note 0% due 11/29/2004 (a)(b)(d)(e)(g)(12)	1,000,000	978,800
1,000,000	HSBC Gold-Linked Note 0% due 11/29/2004 (a)(b)(d)(e)(g)(12)	1,000,000	977,300
500,000	HSBC Gold-Linked Note 0% due 11/30/2004 (a)(b)(d)(e)(g)(12)	500,000	495,100
1,000,000	HSBC Gold-Linked Note 0% due 12/13/2004 (a)(b)(d)(e)(h)(12)	1,000,000	920,000
1,000,000	HSBC Gold-Linked Note 0% due 1/19/2005 (a)(b)(d)(e)(g)(12)	1,000,000	826,600
2,000,000	HSBC Gold-Linked Note 0% due 1/28/2005 (a)(b)(d)(e)(h)(12)	2,000,000	1,799,400
2,240,000	HSBC Gold-Linked Note 0% due 2/10/2005 (a)(b)(d)(e)(g)(12)	2,240,000	2,133,600
1,590,000	HSBC Gold-Linked Note 0% due 2/25/2005 (a)(b)(d)(e)(g)(12)	1,590,000	1,468,365
1,190,000	HSBC Gold-Linked Note 0% due 3/04/2005 (a)(b)(d)(e)(g)(12)	1,190,000	1,139,068
1,000,000	HSBC Gold-Linked Note 0% due 3/04/2005 (a)(b)(d)(e)(h)(12)	1,000,000	952,400
1,000,000	HSBC Gold-Linked Note 0% due 3/10/2005 (a)(b)(d)(e)(h)(12)	1,000,000	985,100
588,000	HSBC Gold-Linked Note 0% due 3/14/2005 (a)(b)(d)(e)(g)(12)	588,000	565,009
1,197,000	HSBC Gold-Linked Note 0% due 3/15/2005 (a)(b)(d)(e)(g)(12)	1,197,000	1,147,564
1,300,000	HSBC Gold-Linked Note 0% due 3/28/2005 (a)(b)(d)(e)(g)(12)	1,300,000	1,191,580
2,100,000	HSBC Gold-Linked Note 0% due 4/11/2005 (a)(b)(d)(e)(g)(12)	2,100,000	1,870,680
2,830,000	HSBC Gold-Linked Note 0% due 4/12/2005 (a)(b)(d)(e)(g)(12)	2,830,000	2,532,850
1,000,000	HSBC Gold-Linked Note 0% due 4/20/2005 (a)(b)(d)(e)(g)(12)	1,000,000	931,400
1,263,000	HSBC Gold-Linked Note 0% due 5/02/2005 (a)(b)(d)(e)(g)(12)	1,263,000	1,233,193
1,190,000	HSBC Gold-Linked Note 0% due 5/09/2005 (a)(b)(d)(e)(g)(12)	1,190,000	1,189,048
1,500,000	HSBC Gold-Linked Note 0% due 5/12/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,478,100
1,600,000	HSBC Gold-Linked Note 0% due 5/17/2005 (a)(b)(d)(e)(g)(12)	1,600,000	1,685,440
250,000	HSBC Gold-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(g)(12)	250,000	245,850

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount			Cost (Note 1)	Value (Note 1)
		Notes, Bonds and Convertible Bonds—(continued)
		Commodity-Linked Notes—(continued)
	$1,091,000	HSBC Gold-Linked Note 0% due 6/16/2005 (a)(b)(d)(e)(g)(12)	$1,091,000	$1,099,401
	6,560,000	HSBC Gold-Linked Note 0% due 6/21/2005 (a)(b)(d)(e)(g)(12)	6,560,000	6,647,248
	5,035,000	HSBC Gold-Linked Note 0% due 6/27/2005 (a)(b)(d)(e)(g)(12)	5,035,000	4,912,146
	4,000,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(d)(e)(g)(12)	4,000,000	3,900,400
	1,000,000	HSBC Gold-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	973,900
	1,200,000	HSBC Gold-Linked Note 0% due 7/01/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,149,720
	1,200,000	HSBC Gold-Linked Note 0% due 7/14/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,152,000
	4,965,000	HSBC Gold-Linked Note 0% due 7/15/2005 (a)(b)(d)(e)(g)(12)	4,965,000	4,672,065
	2,270,000	HSBC Gold-Linked Note 0% due 7/15/2005 (a)(b)(d)(e)(g)(12)	2,270,000	2,128,579
	2,450,000	HSBC Gold-Linked Note 0% due 7/22/2005 (a)(b)(d)(e)(g)(12)	2,450,000	2,325,050
	5,322,000	HSBC Gold-Linked Note 0% due 7/26/2005 (a)(b)(d)(e)(g)(12)	5,322,000	4,992,568
	1,180,000	HSBC Gold-Linked Note 0% due 7/29/2005 (a)(b)(d)(e)(g)(12)	1,180,000	1,142,240
	1,125,000	HSBC Gold-Linked Note 0% due 8/08/2005 (a)(b)(d)(e)(g)(12)	1,125,000	1,104,075

			151,946,000	148,357,840

		U.S. Dollar Notes and Bonds (0.25%)
	2,456,000	P.T. Pabrik Kertas Tjiwi-Kimia 10% due 8/01/2004 (a)(f)(11)	1,868,854	921,000
	1,000,000	YPF Sociedad Anonima 9 1⁄8% due 2/24/2009 (a)(3)	777,138	1,091,250
	500,000	Vivendi Universal SA 9 1⁄4% due 4/15/2010 (10)	500,000	590,975
	1,000,000	Grupo Televisa SA 8% due 9/13/2011 (10)	981,070	1,097,500
	5,000,000	Fimep SA 10 1⁄2% due 2/15/2013 (8)	5,000,000	5,775,000
	2,000,000	Legrand S.A. 8 1⁄2% due 2/15/2025 (8)	2,068,750	2,120,000
	4,000,000	Bangkok Bank Public Company 9.025% due 3/15/2029 (a)(b)(4)	2,610,656	4,286,112

			13,806,468	15,881,837

		U.S. Dollar Convertible Bonds (0.04%)
	1,020,408	Cresud S.A.C.I.F. y A. 8% due 11/14/2007 (e)(2)	1,020,408	2,346,938
	2,000,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(j)(10)	1,987,057	20,000

			3,007,465	2,366,938

		Non U.S. Dollar Notes and Bonds (4.38%)
EUR	5,000,000	Wegener NV 5 1⁄2% due 4/26/2005 (10)	6,050,447	6,041,306
EUR	17,541,659	Vivendi Universal SA 6.7% due 6/21/2006 (10)	15,010,466	22,195,159
EUR	1,500,000	Vivendi Universal SA 9 1⁄2% due 4/15/2010 (10)	1,596,291	2,150,880
EUR	3,750,000	Aegis Plc 2% due 5/15/2006 (a)(10)	3,638,020	4,643,691
EUR	3,500,000	ALSTOM 5% due 7/26/2006 (8)	3,452,412	4,197,355
SGD	21,900,000	Singapore Government 2 5⁄8% due 10/01/2007 (5)	13,524,239	13,079,202

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount			Cost (Note 1)	Value (Note 1)
		Notes, Bonds and Convertible Bonds—(continued)
		Non U.S. Dollar Notes and Bonds—(continued)
CAD	16,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	$10,114,045	$12,894,750
HKD	17,500,000	Hong Kong Government 3.57% due 12/17/2007 (5)	2,348,187	2,270,362
EUR	16,500,000	Koninklijke Ahold NV 5 7⁄8% due 5/09/2008 (14)	14,161,094	20,233,868
EUR	3,100,000	Scandinavian Broadcasting 12% due 6/15/2008 (10)	3,552,877	4,230,117
SEK	50,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	8,246,872	8,079,407
EUR	3,000,000	Independent News and Media Plc 8% due 12/15/2008 (10)	3,626,220	3,806,744
EUR	5,500,000	Independent News and Media 5 3⁄4% due 5/17/2009 (10)	5,669,094	6,459,999
EUR	47,555,294	Republic of France O.A.T./i 3% due 7/25/2009 (5)	57,392,037	61,378,280
EUR	5,500,000	Prosieben Media 11 1⁄4% due 7/31/2009 (10)	5,497,783	7,868,726
EUR	1,250,000	Remy Cointreau SA 6 1⁄2% due 7/01/2010 (b)(2)	1,426,408	1,547,897
EUR	1,000,000	Flowserve Finance B.V. 12 1⁄4% due 8/15/2010 (8)	1,010,034	1,352,531
EUR	6,250,000	Waterford Wedgwood Plc 9 7⁄8% due 12/01/2010 (1)	7,824,543	6,762,656
EUR	11,050,000	Waterford Wedgwood Plc 9 7⁄8% due 12/01/2010 (b)(1)	13,449,437	11,956,376
MYR	13,260,000	Malaysian Government 4.305% due 2/27/2009 (5)	3,513,829	3,499,244
EUR	7,500,000	The Manitowoc Company, Inc. 10 3⁄8% due 5/15/2011 (8)	8,230,629	10,053,816
GBP	1,000,000	Marks & Spencer Group Plc 6 3⁄8% due 11/07/2011 (14)	1,635,300	1,779,559
GBP	8,425,000	Enodis Plc 10 3⁄8% due 4/15/2012 (8)	13,122,058	17,013,639
EUR	7,000,000	Fimep SA 11% due 2/15/2013 (a)(8)	7,577,850	9,993,703
GBP	11,000,000	EMI Group Plc 8 1⁄4% due 5/20/2008 (10)	16,687,406	21,136,051
EUR	7,500,000	EMI Group Plc 8 5⁄8% due 10/15/2013 (10)	8,732,420	10,243,260
EUR	2,500,000	EMI Group Plc 8 5⁄8% due 10/15/2013 (b)(10)	2,946,960	3,414,420

			240,036,958	278,282,998

		Non U.S. Dollar Convertible Bonds (0.24%)
EUR	60,000	Havas Advertising 1% due 1/01/2006 (a)(10)	1,025,035	1,764,278
EUR	243,500	Havas Advertising 4% due 1/01/2009 (10)	1,986,854	2,934,446
EUR	71,339	Club Mediterranee SA 3% due 11/01/2008 (1)	3,934,743	5,514,838
NZD	1,775,277	Evergreen Forest Limited 0% due 3/19/2009 (a)(11)	943,678	1,456,279
EUR	3,000,000	Fregate SAS 2% due 3/31/2013 (a)(i)(j)(7)	3,620,400	3,627,896

			11,510,710	15,297,737

		Total Notes, Bonds and Convertible Bonds	420,307,601	460,187,350

		Short-Term Investments (17.54%)
	$27,550,000	Gannett Company Inc. 1.24% due 8/02/2004	27,549,051	27,549,051
	15,000,000	Gannett Company Inc. 1.24% due 8/12/2004	14,994,317	14,994,317
	25,000,000	Henkel Corporation 1.24% due 8/02/2004	24,999,139	24,999,139
	17,000,000	Henkel Corporation 1.25% due 8/02/2004	16,999,410	16,999,410
	13,486,000	Henkel Corporation 1.26% due 8/03/2004	13,485,056	13,485,056
	10,000,000	Henkel Corporation 1.24% due 8/05/2004	9,998,622	9,998,622
	20,073,000	Henkel Corporation 1.25% due 8/05/2004	20,070,212	20,070,212
	5,903,000	Henkel Corporation 1.25% due 8/09/2004	5,901,360	5,901,360
	11,000,000	Henkel Corporation 1.30% due 8/13/2004	10,995,233	10,995,233
	5,000,000	Henkel Corporation 1.31% due 8/16/2004	4,997,271	4,997,271
	11,000,000	Henkel Corporation 1.32% due 8/19/2004	10,992,740	10,992,740
	27,000,000	Henkel Corporation 1.36% due 9/02/2004	26,967,360	26,967,360
	24,502,000	Hitachi Limited 1.32% due 8/02/2004	24,501,102	24,501,102
	26,892,000	Hitachi Limited 1.33% due 8/02/2004	26,891,006	26,891,006
	15,000,000	Hitachi Limited 1.43% due 9/14/2004	14,973,783	14,973,783
	20,742,000	Sara Lee Corporation 1.30% due 8/02/2004	20,741,251	20,741,251

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Short-Term Investments—(continued)
$18,472,000	Sara Lee Corporation 1.40% due 8/20/2004	$18,458,351	$18,458,351
6,000,000	Sara Lee Corporation 1.37% due 8/27/2004	5,994,063	5,994,063
24,000,000	Sara Lee Corporation 1.42% due 9/03/2004	23,968,760	23,968,760
20,000,000	Burlington Northern Santa Fe 1.35% due 8/03/2004	19,998,500	19,998,500
10,000,000	Burlington Northern Santa Fe 1.30% due 8/06/2004	9,998,194	9,998,194
28,000,000	7-Eleven Inc. 1.26% due 8/05/2004	27,996,080	27,996,080
19,000,000	Procter and Gamble Company 1.23% due 8/05/2004	18,997,403	18,997,403
20,423,000	Procter and Gamble Company 1.24% due 8/11/2004	20,415,965	20,415,965
5,070,000	Procter and Gamble Company 1.31% due 8/25/2004	5,065,572	5,065,572
13,500,000	Pearson Holdings Inc. 1.31% due 8/05/2004	13,498,035	13,498,035
17,739,000	American Express Credit Corporation 1.23% due 8/06/2004	17,735,970	17,735,970
15,000,000	American Express Credit Corporation 1.21% due 8/09/2004	14,995,967	14,995,967
25,850,000	American Express Credit Corporation 1.25% due 8/11/2004	25,841,024	25,841,024
25,000,000	American Express Credit Corporation 1.26% due 8/12/2004	24,990,375	24,990,375
11,027,000	American Express Credit Corporation 1.29% due 8/13/2004	11,022,258	11,022,258
26,905,000	American Express Credit Corporation 1.29% due 8/16/2004	26,890,539	26,890,539
9,947,000	American Express Credit Corporation 1.29% due 8/19/2004	9,940,584	9,940,584
15,049,000	American Express Credit Corporation 1.30% due 8/23/2004	15,037,044	15,037,044
30,000,000	American Express Credit Corporation 1.30% due 8/25/2004	29,974,000	29,974,000
22,556,000	American Express Credit Corporation 1.30% due 9/07/2004	22,525,863	22,525,863
25,000,000	General Electric Company 1.25% due 8/09/2004	24,993,056	24,993,056
29,525,000	General Electric Company 1.34% due 9/02/2004	29,489,832	29,489,832
12,000,000	Wal-Mart Stores, Inc. 1.26% due 8/09/2004	11,996,640	11,996,640
22,367,000	Wal-Mart Stores, Inc. 1.25% due 8/17/2004	22,354,574	22,354,574
10,000,000	L'Oreal 1.29% due 8/09/2004	9,997,133	9,997,133
20,000,000	L'Oreal 1.35% due 8/20/2004	19,985,750	19,985,750
20,000,000	L'Oreal 1.35% due 8/24/2004	19,982,750	19,982,750
29,327,000	General Electric Capital Corporation 1.22% due 8/10/2004	29,318,055	29,318,055
25,000,000	General Electric Capital Corporation 1.22% due 8/19/2004	24,984,750	24,984,750
30,596,000	General Electric Capital Corporation 1.37% due 9/07/2004	30,552,919	30,552,919
25,000,000	Exxon Project Investment Corporation 1.22% due 8/13/2004	24,989,833	24,989,833
10,000,000	Exxon Project Investment Corporation 1.21% due 8/20/2004	9,993,615	9,993,615
30,000,000	Exxon Project Investment Corporation 1.22% due 8/20/2004	29,980,684	29,980,684
6,796,000	The Coca-Cola Company 1.24% due 8/13/2004	6,793,191	6,793,191
23,000,000	The Coca-Cola Company 1.24% due 8/13/2004	22,990,493	22,990,493
30,492,000	The Coca-Cola Company 1.26% due 8/16/2004	30,475,992	30,475,992
9,250,000	The Coca-Cola Company 1.37% due 9/02/2004	9,238,736	9,238,736
5,224,000	DuPont Ei Nemour 1.26% due 8/13/2004	5,221,806	5,221,806
35,000,000	DuPont Ei Nemour 1.34% due 8/24/2004	34,970,036	34,970,036

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount		Cost (Note 1)		Value (Note 1)
	Short-Term Investments—(continued)
$13,977,000	Bayer Corporation 1.38% due 8/16/2004	$13,968,963		$13,968,963
25,000,000	Bayer Corporation 1.44% due 9/09/2004	24,961,000		24,961,000
10,000,000	Diageo Capital Plc 1.28% due 8/16/2004	9,994,668		9,994,668
24,500,000	Knight-Ridder, Inc. 1.23% due 8/27/2004	24,478,236		24,478,236
3,000,000	Shell Finance UK Plc 1.34% due 8/27/2004	2,997,097		2,997,097

	Total Short-Term Investments	1,113,111,269		1,113,111,269

	Total Investments (100%)	$5,197,280,765	*	$6,345,658,598

*  At July 31, 2004 cost is substantially identical for both book and federal income tax purposes.

Foreign Currencies			Sector/Industry Classifications
CAD	— Canadian dollar	(1)	Consumer Discretionary	(10) Media
EUR	— euro	(2)	Consumer Staples	(11) Paper and Forest Products
GBP	— pound sterling	(3)	Energy	(12) Precious Metals
HKD	— Hong Kong dollar	(4)	Financials	(13) Real Estate
MYR	— Malaysian ringgit	(5)	Government Issues	(14) Retail
NZD	— New Zealand dollar	(6)	Health Care	(15) Technology and Telecommunications
SEK	— Swedish krona	(7)	Holding Companies	(16) Transportation
SGD	— Singapore dollar	(8)	Industrials	(17) Utilities
		(9)	Materials

(a)	Non-income producing security/commodity.
(b)	All or a portion of the security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c)	Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the nine-months ended July 31, 2004.

See Notes to Schedule of Investments.

FIRST EAGLE OVERSEAS FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

	Purchases
Affiliate	Shares	Cost	Dividend Income

Aida Engineering, Limited	849,500	$3,082,456	$280,940
Banco Latinoamericano de Exportaciones SA ADR	1,425,000	24,201,956	362,500
Crométal SA	—	—	103,129
Deceuninck	308,108	10,045,211	329,159
Fursys Incorporated	50,000	372,379	125,721
Gaumont SA	115,653	6,574,065	70,481
Gewiss S.p.A.	2,303,000	10,636,556	241,099
Gorthon Lines AB ‘B’	75,000	190,132	126,862
Haw Par Corporation Limited	5,952,850	16,588,672	632,029
Koninklijke Grolsch NV	169,488	4,820,178	602,939
Kukdong Electric Wire Company, Limited	225,000	3,821,270	—
Laurent-Perrier	173,899	6,118,044	301,417
Nexans Korea Limited	3,265,000	3,912,368	43,653
Nitto Kohki Company, Limited	1,300,050	22,773,188	241,444
Pfeiffer Vacuum Technology AG	285,655	11,134,437	374,677
PT Bat Indonesia Tbk	4,000,000	4,249,453	—
Robertet SA	3,376	374,154	290,713
Sansei Yusoki Company, Limited	1,000,000	8,885,636	94,159
Shaw Brothers (Hong Kong) Limited	900,000	991,659	128,369
Société Française des Papiers Peints	—	—	—
Société Sucrière de Pithiviers-le Vieil	—	—	599,150
Spirax-Sarco Engineering Plc	1,650,000	16,796,671	852,864
T. Hasegawa Company, Limited	1,079,991	15,532,761	—
Tasman Farms	—	—	—
United Services Group NV	352,180	6,404,596	417,907

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	In default as to principal and interest.
(g)	Leveraged 1 1⁄2 to 1
(h)	Leveraged 2 to 1
(i)	Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on July 31, 2004 is shown below.
Security	Acquisition Date	Cost

FINEL	7/14/99	$2,407,421
Fregate SAS 2% due 3/31/2013	4/13/04	3,620,400
Hilti AG	11/30/01	4,485,845

(j)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

See Notes to Schedule of Investments.

FIRST EAGLE U.S. VALUE FUND
SCHEDULE OF INVESTMENTS
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks and Rights—U.S. (58.07%)
	Consumer Discretionary (4.45%)
65,000	Papa John's International Inc. (a)	$1,725,887	$1,974,050
55,000	McDonald's Corporation	816,327	1,512,500
35,000	Hampshire Group, Limited (a)	1,171,963	989,100
20,000	Weyco Group, Inc.	551,986	618,200
20,000	Furniture Brands International	427,707	459,600
8,000	Allen Organ Company, Class ‘B’	307,040	408,000
600	St. John Knits International Inc. (a)	18,600	19,950

		5,019,510	5,981,400

	Consumer Staples (0.82%)
12,000	Altria Group Inc.	480,416	571,200
28,800	Seneca Food Corporation (a)	422,064	536,400

		902,480	1,107,600

	Energy (6.38%)
90,000	Burlington Resources, Inc.	1,952,675	3,435,300
50,000	SEACOR Holdings Inc. (a)	1,920,151	2,115,000
45,000	CONSOL Energy, Inc.	806,846	1,612,800
18,000	ConocoPhillips	1,029,193	1,417,860

		5,708,865	8,580,960

	Financials (0.47%)
35,000	Interpool Inc.	575,519	638,750

	Health Care (3.07%)
75,000	Schering-Plough Corporation	1,654,624	1,459,500
70,000	Sola International Inc. (a)	1,249,408	1,138,200
20,000	DENTSPLY International Inc.	580,150	972,600
10,000	Johnson & Johnson, Inc.	541,140	552,700

		4,025,322	4,123,000

	Holding Companies (3.56%)
45	Berkshire Hathaway Inc., Class ‘A’ (a)	3,230,250	3,926,250
557	Case Pomeroy & Co., Inc. Class ‘A’	538,848	584,850
5,000	Loews Corporation	223,725	283,150

		3,992,823	4,794,250

	Industrials (8.57%)
85,000	Tyco International Limited	1,186,970	2,635,000
80,000	UniFirst Corporation	1,394,750	2,377,600
50,000	Banta Corporation	1,867,267	1,985,500
60,000	Waste Management Inc.	1,477,143	1,688,400
40,000	SPX Corporation	1,874,751	1,638,000
30,000	Franklin Electric Company, Inc.	570,590	1,136,400
5,000	Hardinge Inc.	54,150	62,000

		8,425,621	11,522,900

	Materials (0.87%)
20,000	Vulcan Materials Company	928,440	952,400
426	Central Steel and Wire Company	167,885	223,650

		1,096,325	1,176,050

See Notes to Schedule of Investments.

FIRST EAGLE U.S. VALUE FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks and Rights—U.S.—(continued)
	Media (5.52%)
360,000	Liberty Media Corporation (a)	$2,950,068	$3,052,800
30,000	Liberty Media International Inc. (a)	1,048,178	935,400
6,000	Liberty Media International Inc.-rights (a)	—	36,060
70,000	Valassis Communications, Inc. (a)	2,022,112	2,046,800
44,392	The DIRECTV Group, Inc. (a)	570,281	719,594
50,000	The Interpublic Group of Companies, Inc. (a)	867,660	639,500

		7,458,299	7,430,154

	Paper and Forest Products (6.95%)
89,025	Rayonier Inc.	2,753,947	3,915,319
80,000	Deltic Timber Corporation	2,401,024	2,752,800
110,000	Longview Fibre Company (a)	1,152,292	1,420,100
40,000	Plum Creek Timber Company, Inc.	921,473	1,255,200

		7,228,736	9,343,419

	Precious Metals (2.43%)
55,000	Newmont Mining Corporation Holding Company	1,032,985	2,225,850
30,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	346,097	1,045,500

		1,379,082	3,271,350

	Real Estate (0.07%)
1,595	ProLogis Trust 8.54% Pfd. Series ‘C’	82,039	94,753

	Retail (7.88%)
90,000	Costco Wholesale Corporation	2,744,451	3,659,400
55,000	The Sherwin-Williams Company	1,381,027	2,220,900
25,000	Autozone Inc. (a)	2,093,270	1,930,000
70,000	Dillard's Inc., Class ‘A’	1,035,878	1,595,300
80,000	Hancock Fabrics, Inc.	991,083	923,200
10,000	May Department Stores Company	293,498	265,300

		8,539,207	10,594,100

	Technology and Telecommunications (1.68%)
150,000	American Power Conversion Corporation	2,325,204	2,265,000

	Utilities (5.35%)
58,100	CalEnergy Capital Trust 6 1/2% Conv. Pfd.	2,380,238	2,788,800
58,300	Kaneb Services LLC	1,419,922	1,731,510
60,000	IDACORP, Inc.	1,541,211	1,650,000
40,000	Hawaiian Electric Industries, Inc.	845,477	1,021,200

		6,186,848	7,191,510

	Common Stocks—Non U.S. (3.79%)
	Canada (0.66%)
20,000	EnCana Corporation (3)	549,956	886,400

	Netherlands (1.66%)
300,000	Koninklijke Ahold NV (a)(11)	2,416,482	2,228,972

	United Kingdom (1.47%)
750,000	J.Z. Equity Partners, Plc (4)	1,499,247	1,977,124

	Total Common and Preferred Stocks and Rights	67,411,565	83,207,692

See Notes to Schedule of Investments.

FIRST EAGLE U.S. VALUE FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount		Cost (Note 1)	Value (Note 1)
	Notes and Bonds and Convertible Bond (15.06%)
	Gold-Linked Notes (2.62%)
$ 500,000	HSBC Gold-Linked Note 0% due 8/09/2004 (a)(b)(c)(d)(e)(9)	$500,000	$567,250
700,000	HSBC Gold-Linked Note 0% due 4/12/2005 (a)(b)(c)(d)(e)(9)	700,000	626,500
1,145,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(c)(d)(e)(9)	1,145,000	1,116,489
1,150,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(c)(d)(e)(9)	1,150,000	1,209,765

		3,495,000	3,520,004

	U.S. Dollar Bonds and Notes (12.27%)
670,000	Blount International Inc. 7% due 6/15/2005 (6)	638,118	688,425
1,330,000	Blount International Inc. 13% due 8/01/2009 (6)	779,687	1,436,400
1,089,000	Columbus McKinnon Corporation 8 1⁄2% due 4/01/2008 (6)	874,974	1,018,215
1,000,000	Columbus McKinnon Corporation 10% due 8/01/2010 (6)	1,022,500	1,077,500
500,000	Winn-Dixie Stores Inc. 8 7⁄8% due 4/01/2008 (2)	441,346	477,500
2,400,000	Level 3 Communications, Inc. 9 1⁄8% due 5/01/2008 (12)	1,588,402	1,800,000
525,000	Longview Fibre Company 10% due 1/15/2009 (8)	556,375	572,250
250,000	Crescent Real Estate Equities Company 9 1⁄4% due 4/15/2009 (10)	250,000	263,750
500,000	American Standard Companies Inc. 8 1⁄4% due 6/01/2009 (6)	530,000	572,500
1,075,000	GATX Corporation 8 7⁄8% due 6/12/2009 (4)	1,016,698	1,216,152
500,000	Jostens, Inc. 12 3⁄4% due 5/01/2010 (1)	558,375	567,500
250,000	Jostens, Inc. 10 1⁄4% due 12/01/2013 (a)(1)	156,801	166,250
995,000	Flowserve Finance B.V. 12 1⁄4% due 8/15/2010 (6)	1,130,322	1,131,813
1,000,000	Briggs & Stratton Corporation 8 7⁄8% due 3/15/2011 (1)	1,062,000	1,177,500
850,000	Steinway Musical Instruments 8 3⁄4% due 4/15/2011 (1)	859,750	922,250
1,310,000	Texas Industries, Inc. 10 1⁄4% due 6/15/2011 (7)	1,370,313	1,499,950
250,000	Domino's Inc. 8 1⁄4% due 7/01/2011 (1)	248,378	268,750
550,000	Potlatch Corporation 10% due 7/15/2011 (8)	592,062	621,500
125,000	R.H. Donnelley Finance 10 7⁄8% due 12/15/2012 (b)(4)	125,000	146,875
250,000	Elizabeth Arden Inc. 7 3⁄4% due 1/15/2014 (2)	250,000	256,562
600,000	Bausch and Lomb Inc. 7 1⁄8% due 8/01/2028 (5)	505,580	614,816

		14,556,681	16,496,458

	U.S. Dollar Convertible Bond (0.17%)
250,000	SCI Systems Inc. 3% due 3/15/2007 (10)	179,072	234,688

	Total Notes and Bonds and Convertible Bond	18,230,753	20,251,150

See Notes to Schedule of Investments.

FIRST EAGLE U.S. VALUE FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal Amount		Cost (Note 1)		Value (Note 1)
	Short-Term Investments (23.08%)
$6,673,000	Hitachi Limited 1.33% due 8/02/2004	$6,672,753		$6,672,753
1,164,000	Hitachi Limited 1.32% due 8/02/2004	1,163,957		1,163,957
4,128,000	Praxair 1.30% due 8/02/2004	1,760,879		1,760,879
5,239,000	American Express Credit Corporation 1.21% due 8/03/2004	5,238,648		5,238,648
1,761,000	Gannett Company Inc. 1.24% due 8/03/2004	4,127,851		4,127,851
1,389,000	The Coca-Cola Company 1.23% due 8/03/2004	1,388,905		1,388,905
5,210,000	Henkel Corporation 1.25% due 8/05/2004	5,209,276		5,209,276
5,474,000	Knight-Ridder Inc. 1.33% due 8/09/2004	5,472,492		5,472,492

	Total Short-Term Investments	31,034,761		31,034,761

	Total Investments (100.00%)	$116,677,079	*	$134,493,603

* At July 31, 2004 cost is substantially identical for both book and federal income tax purposes.
Sector/Industry Classifications
(1) Consumer Discretionary
(2) Consumer Staples
(3) Energy
(4) Financials
(5) Health Care
(6) Industrials
(7) Materials
(8) Paper and Forest Products
(9) Precious Metals
(10) Real Estate
(11) Retail
(12) Technology and Telecommunications

(a)	Non-income producing security.
(b)	Security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)	Security for which there is less than three market makers.
(e)	Leveraged 1 1⁄2 to 1

See Notes to Schedule of Investments.

FIRST EAGLE GOLD FUND
SCHEDULE OF INVESTMENTS
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks and Warrants (70.82%)
	Australia (0.81%)
425,000	Newcrest Mining Limited	$4,454,225	$4,237,400

	Canada (27.64%)
1,675,000	Placer Dome Inc.	21,569,520	26,833,500
1,110,183	Pan American Silver Corporation (a)(b)	10,205,305	15,240,040
2,500,000	IAMGOLD Corporation	9,176,474	14,571,675
435,000	Aber Diamond Corporation (a)	12,356,590	13,049,837
2,050,000	Kinross Gold Corporation (a)	11,982,657	10,884,919
700,000	Meridian Gold Inc. (a)	9,040,532	9,301,085
500,000	Glamis Gold Limited (a)	3,673,894	7,850,000
1,625,000	Dundee Precious Metals, Inc., Class ‘A’ (a)	6,530,686	7,628,535
555,000	Agnico-Eagle Mines Limited	7,385,481	7,342,650
3,500,000	Miramar Mining Corporation (a)	3,283,139	4,074,811
3,500,000	Aurizon Mines Limited (a)	3,966,340	3,549,029
275,000	Goldcorp Inc.	1,063,853	3,164,457
750,000	Golden Star Resources Limited (a)(b)	970,106	3,015,000
775,000	Richmont Mines, Inc. (a)(c)	2,500,708	2,561,310
1,000,000	Eldorado Gold Corporation (a)	3,326,847	2,540,000
125,000	Barrick Gold Corporation	1,873,424	2,390,000
2,425,000	Apollo Gold Corporation (a)(b)	4,765,369	2,385,121
2,500,000	Guinor Gold Corporation (a)	1,974,658	1,971,683
1,075,000	Cumberland Resources Inc. (a)	2,116,625	1,631,051
1,050,000	Wheaton River Minerals Limited (a)(b)	783,725	2,642,056
262,500	Wheaton River Minerals Limited Warrants (a)(b)	—	358,846
1,175,000	Metallica Resources Inc. (a)	1,605,700	1,094,378
350,000	Northern Orion Resources Inc. (a)	1,017,312	765,013
700,000	Wesdome Gold Mining (a)	587,697	657,228
350,000	Wesdome Gold Mining Warrants (a)(h)	—	—

		121,756,642	145,502,224

	Latin America (2.13%)
625,000	Apex Silver Mines Limited (a)	9,570,425	11,206,250

	Mexico (4.86%)
7,000,000	Industrias Penoles, S.A. de C.V.	14,363,002	25,566,071

	South Africa (17.01%)
2,250,000	Harmony Gold Mining Company Limited ADR	29,925,308	24,660,000
2,132,500	Gold Fields Limited ADR	25,458,965	21,879,450
650,000	Anglogold Ashanti Limited ADR	24,611,308	21,313,500
155,000	Impala Platinum Holdings Limited	9,880,330	12,365,390
2,823,250	Mvelaphanda Resources Limited (a)	9,857,979	7,266,936
1,005,000	Randgold and Exploration Company Limited ADR (a)	3,001,930	1,989,900
1,500,000	JCI Limited (a)	213,392	86,871

		102,949,212	89,562,047

	Sweden (1.09%)
8,500,000	Riddarhyttan Resources AB (a)(c)	6,736,512	5,755,658

	United States (15.56%)
3,490,375	Newmont Mining Corporation Holding Company	34,837,038	47,142,105
500,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	11,927,844	17,425,000

See Notes to Schedule of Investments.

FIRST EAGLE GOLD FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common and Preferred Stocks and Warrants—(continued)
	United States—(continued)
207,500	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)	$5,577,268	$8,528,250
215,500	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	1,760,012	1,519,275
375,000	Royal Gold, Inc.	5,159,804	5,268,750
500,000	Canyon Resources Corporation (a)	1,751,008	2,000,000

		61,012,974	81,883,380

	United Kingdom (1.55%)
350,000	Anglo American Plc	8,268,292	7,437,298
325,000	Trans-Siberian Gold Limited (a)(e)	545,620	739,091

		8,813,912	8,176,389

	Miscellaneous (0.17%)
110,000	Randgold Resources Limited ADR (a)	1,162,286	903,100

	Total Common and Preferred Stocks and Warrants	330,819,190	372,792,519

Ounces
	Commodities (14.52%)
154,968	Gold Bullion (a)	56,900,042	60,623,303
2,410,368	Silver Bullion (a)	15,570,565	15,787,907

	Total Commodities	72,470,607	76,411,210

Principal
	Notes and Convertible Bonds (11.64%)
	Commodity-Linked Notes (11.53%)
$2,000,000	HSBC Gold-Linked Note 0% due 8/09/2004 (a)(b)(d)(e)(f)	2,000,000	2,308,000
1,000,000	HSBC Gold-Linked Note 0% due 8/11/2004 (a)(b)(d)(e)(f)	1,000,000	1,171,000
500,000	HSBC Gold-Linked Note 0% due 8/16/2004 (a)(b)(d)(e)(f)	500,000	576,550
1,000,000	HSBC Gold-Linked Note 0% due 8/19/2004 (a)(b)(d)(e)(f)	1,000,000	1,113,500
1,500,000	HSBC Gold-Linked Note 0% due 8/20/2004 (a)(b)(d)(e)(f)	1,500,000	1,656,600
1,000,000	HSBC Gold-Linked Note 0% due 8/23/2004 (a)(b)(d)(e)(f)	1,000,000	1,095,100
1,000,000	HSBC Gold-Linked Note 0% due 8/25/2004 (a)(b)(d)(e)(f)	1,000,000	1,115,400
1,000,000	HSBC Gold-Linked Note 0% due 8/30/2004 (a)(b)(d)(e)(f)	1,000,000	1,115,500
1,000,000	HSBC Gold-Linked Note 0% due 8/31/2004 (a)(b)(d)(e)(f)	1,000,000	1,107,700
500,000	HSBC Gold-Linked Note 0% due 9/06/2004 (a)(b)(d)(e)(f)	500,000	524,750
500,000	HSBC Gold-Linked Note 0% due 9/14/2004 (a)(b)(d)(e)(f)	500,000	525,000
750,000	HSBC Gold-Linked Note 0% due 9/20/2004 (a)(b)(d)(e)(f)	750,000	781,050
1,500,000	HSBC Gold-Linked Note 0% due 10/07/2004 (a)(b)(d)(e)(f)	1,500,000	1,509,300
500,000	HSBC Gold-Linked Note 0% due 10/13/2004 (a)(b)(d)(e)(f)	500,000	532,850
500,000	HSBC Gold-Linked Note 0% due 11/04/2004 (a)(b)(d)(e)(f)	500,000	506,700
500,000	HSBC Gold-Linked Note 0% due 11/12/2004 (a)(b)(d)(e)(f)	500,000	521,000
500,000	HSBC Gold-Linked Note 0% due 11/30/2004 (a)(b)(d)(e)(f)	500,000	495,100
1,500,000	HSBC Gold-Linked Note 0% due 12/13/2004 (a)(b)(d)(e)(g)	1,500,000	1,384,500
3,000,000	HSBC Gold-Linked Note 0% due 12/17/2004 (a)(b)(d)(e)(g)	3,000,000	2,727,000
400,000	HSBC Gold-Linked Note 0% due 5/17/2005 (a)(b)(d)(e)(f)	400,000	421,360
550,000	HSBC Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(f)	550,000	557,205
850,000	HSBC Gold-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(f)	850,000	835,890
227,000	HSBC Gold-Linked Note 0% due 6/21/2005 (a)(b)(d)(e)(f)	227,000	230,019
3,150,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(d)(e)(f)	3,150,000	3,071,565

See Notes to Schedule of Investments.

FIRST EAGLE GOLD FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Principal		Cost (Note 1)		Value (Note 1)
	Notes and Convertible Bonds—(continued)
	Commodity-Linked Notes—(continued)
$ 500,000	HSBC Gold-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(f)	$500,000		$486,950
1,655,000	HSBC Gold-Linked Note 0% due 8/02/2005 (a)(b)(d)(e)(f)	1,655,000		1,644,739
1,095,000	HSBC Gold-Linked Note 0% due 8/05/2005 (a)(b)(d)(e)(f)	1,095,000		1,101,899
750,000	UBS Gold-Linked Note 0% due 8/20/2004 (a)(b)(d)(e)(f)	750,000		868,433
1,000,000	UBS Gold-Linked Note 0% due 10/07/2004 (a)(b)(d)(e)(f)	1,000,000		1,035,643
1,000,000	UBS Gold-Linked Note 0% due 10/08/2004 (a)(b)(d)(e)(f)	1,000,000		1,012,338
1,000,000	UBS Gold-Linked Note 0% due 10/12/2004 (a)(b)(d)(e)(f)	1,000,000		1,023,424
750,000	UBS Gold-Linked Note 0% due 10/22/2004 (a)(b)(d)(e)(f)	750,000		786,743
500,000	UBS Gold-Linked Note 0% due 11/24/2004 (a)(b)(d)(e)(f)	500,000		513,096
1,000,000	UBS Gold-Linked Note 0% due 11/26/2004 (a)(b)(d)(e)(f)	1,000,000		975,350
1,000,000	UBS Gold-Linked Note 0% due 12/03/2004 (a)(b)(d)(e)(f)	1,000,000		973,343
1,000,000	UBS Gold-Linked Note 0% due 12/13/2004 (a)(b)(d)(e)(f)	1,000,000		979,317
1,000,000	UBS Gold-Linked Note 0% due 12/16/2004 (a)(b)(d)(e)(g)	1,000,000		948,612
650,000	UBS Gold-Linked Note 0% due 1/28/2005 (a)(b)(d)(e)(g)	650,000		556,058
1,200,000	UBS Gold-Linked Note 0% due 2/04/2005 (a)(b)(d)(e)(f)	1,200,000		1,112,107
2,250,000	UBS Gold-Linked Note 0% due 2/18/2005 (a)(b)(d)(e)(f)	2,250,000		2,164,899
2,250,000	UBS Gold-Linked Note 0% due 2/22/2005 (a)(b)(d)(e)(f)	2,250,000		2,162,691
500,000	UBS Gold-Linked Note 0% due 3/09/2005 (a)(b)(d)(e)(g)	500,000		466,583
750,000	UBS Gold-Linked Note 0% due 3/11/2005 (a)(b)(d)(e)(g)	750,000		734,801
1,950,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(f)	1,950,000		1,892,450
250,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(d)(e)(f)	250,000		262,992
550,000	UBS Gold-Linked Note 0% due 6/09/2005 (a)(b)(d)(e)(f)	550,000		547,245
3,200,000	UBS Gold-Linked Note 0% due 6/17/2005 (a)(b)(d)(e)(f)	3,200,000		3,175,134
1,800,000	UBS Gold-Linked Note 0% due 7/13/2005 (a)(b)(d)(e)(f)	1,800,000		1,764,056
1,200,000	UBS Gold-Linked Note 0% due 7/28/2005 (a)(b)(d)(e)(f)	1,200,000		1,131,552
450,000	UBS Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(f)	450,000		434,332
2,350,000	UBS Gold-Linked Note 0% due 8/12/2005 (a)(b)(d)(e)(f)	2,350,000		2,271,313
1,000,000	UBS Silver-Linked Note 0% due 3/17/2005 (a)(b)(d)(e)(g)	1,000,000		949,521
750,000	UBS Silver-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(g)	750,000		614,580
1,000,000	UBS Silver-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(f)	1,000,000		1,138,896
500,000	UBS Silver-Linked Note 0% due 6/10/2005 (a)(b)(d)(e)(f)	500,000		539,125
500,000	UBS Silver-Linked Note 0% due 6/13/2005 (a)(b)(d)(e)(f)	500,000		549,719

		60,277,000		60,700,580

	U.S. Dollar Convertible Bonds (0.11%)
500,000	Agnico-Eagle Mines Limited 4 1⁄2% due 2/15/2012	566,875		565,625

	Total Notes and Convertible Bonds	60,843,875		61,266,205

	Short-Term Investments (3.02%)
9,397,000	Hitachi Limited 1.33% due 8/02/2004	9,396,653		9,396,653
6,526,000	Knight-Ridder Inc. 1.24% due 8/09/2004	6,524,202		6,524,202

	Total Short-Term Investments	15,920,855		15,920,855

	Total Investments (100.00%)	$480,054,527	*	$526,390,789

See Notes to Schedule of Investments.

FIRST EAGLE GOLD FUND
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

*	At July 31, 2004 cost is identical for both book and federal income tax purposes.
(a)	Non-income producing security/commodity.
(b)	All or a portion of this security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.
(c)	Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the nine-months ended July 31, 2004.
	Purchases
Affiliate	Shares	Cost
Richmont Mines Inc.	150,000	$673,874
Riddarhyttan Resources AB	5,500,000	4,618,405
(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	Leveraged 1 1⁄2 to 1
(g)	Leveraged 2 to 1
(h)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

See Notes to Schedule of Investments.

FIRST EAGLE FUND OF AMERICA
SCHEDULE OF INVESTMENTS
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common Stocks—U.S. (94.47%)
	Biotechnology (9.68%)
1,070,200	Celera Genomics Group-Applera Corporation (a)	$13,003,148	$12,564,148
472,300	Medimmune Inc. (a)	11,411,812	10,881,792
448,100	Applera Corporation—Applied Biosystems Group	9,471,317	9,271,189
167,900	Celgene Corporation (a)(c)	7,242,084	8,954,107
155,500	Cephalon Inc. (a)(c)	7,778,277	7,855,860
74,535	Biogen Idec Inc. (a)(c)	2,255,494	4,472,100
357,700	InterMune Inc. (a)	6,827,802	4,288,823

		57,989,934	58,288,019

	Consumer Discretionary (14.96%)
915,100	Hasbro Inc.	14,546,062	16,627,367
806,600	Tommy Hilfiger Corporation	11,442,921	11,292,400
605,000	Mattel, Inc.	12,731,549	10,599,600
269,100	YUM! Brands Inc. (c)	6,289,276	10,330,749
394,500	The TJX Companies, Inc. (c)	7,155,540	9,258,915
201,900	GTECH Holdings Corporation	8,032,740	8,554,503
188,100	Autoliv Inc.	7,709,155	7,917,129
144,400	Lennar Corporation, Class ‘A’ (c)	6,507,744	6,162,992
91,600	Pulte Homes, Inc. (c)	4,655,472	5,004,108
81,800	Harrah's Entertainment, Inc. (c)	3,847,566	3,802,882
37,100	Autonation, Inc. (a)	625,669	598,052

		83,543,694	90,148,697

	Consumer Staples (8.68%)
751,050	Dean Foods Company (a)	19,277,576	27,773,829
1,375,200	Del Monte Foods Company (a)	12,984,791	14,494,608
156,300	Kimberly-Clark Corporation	7,969,728	10,014,141

		40,232,095	52,282,578

	Energy (1.06%)
122,600	Ashland Inc.	6,378,221	6,408,302

	Financials (0.99%)
172,300	Willis Group Holdings Limited	5,119,946	5,996,040

	Health Care Services (12.46%)
782,700	Manor Care Inc.	16,992,802	24,459,375
199,500	Guidant Corporation (c)	10,978,540	11,036,340
194,800	C.R. Bard, Inc. (c)	6,131,411	10,752,960
225,200	Laboratory Corporation of America Holdings (a)(c)	6,107,931	8,818,832
325,800	Community Health Systems Inc. (a)	6,433,282	8,017,938
472,954	Viasys Healthcare Inc. (a)	8,119,262	7,165,253
136,600	Edwards Lifesciences Corporation (a)	4,794,537	4,804,222

		59,557,765	75,054,920

	Industrials (19.66%)
1,324,300	Tyco International Limited (c)	20,889,426	41,053,300
518,300	L-3 Communications Holdings Inc. (c)	19,861,418	31,694,045
319,600	Alliant Techsystems Inc. (a)(c)	15,987,422	20,122,016
329,300	American Standard Companies Inc. (a)(c)	7,183,739	12,477,177
71,500	General Dynamics Corporation (c)	4,058,888	7,065,630
193,500	Pentair, Inc. (c)	6,186,570	6,060,420

		74,167,463	118,472,588

	Information Technology (4.34%)
1,047,500	Storage Technology Corporation (a)	18,610,627	26,135,125

See Notes to Schedule of Investments.

FIRST EAGLE FUND OF AMERICA
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)
	Common Stocks—U.S.—(continued)
	Materials (13.30%)
527,800	Ball Corporation (c)	$22,019,544	$38,096,604
1,062,000	Packaging Corporation of America (c)	17,032,488	24,808,320
527,300	Louisiana-Pacific Corporation (c)	9,976,641	12,486,464
398,300	Hercules Inc. (a)	4,625,288	4,703,923

		53,653,961	80,095,311

	Pharmaceuticals (3.79%)
1,303,100	Valeant Pharmaceuticals International	24,138,745	22,817,281

	Telecommunication Services (4.50%)
403,600	NII Holdings Inc., Class ‘B’ (a)(c)	13,745,409	15,344,872
444,600	Western Wireless Corporation (a)(c)	7,696,676	11,732,994

		21,442,085	27,077,866

	Utilities (1.05%)
164,100	Constellation Energy Group	6,010,704	6,326,055

	Total Common Stocks—U.S.	450,845,240	569,102,782

	Preferred Stocks—U.S. (0.58%)
1,200	Tidewater Holdings Inc. Ser. A Conv. (a)(b)(d)	1,200,000	1,200,000
1,000	Tidewater Holdings Inc. Ser. B Conv. (a)(b)(d)	1,000,000	1,000,000
67,777	Assistive Technology Inc. Ser. E-1 (a)(b)(d)	883,921	589,281
51,966	Assistive Technology Inc. Ser. E-2 (a)(b)(d)	500,000	333,333
26,057	Assistive Technology Inc. Ser. F (a)(b)(d)	342,000	342,000

	Total Preferred Stocks—U.S.	3,925,921	3,464,614

	Warrants—U.S. (0.00%)
9,873	Assistive Technology Inc. (a)(b)(d)	382	382
37,234	Assistive Technology Inc. Ser. E-1 (a)(b)(d)	—	—

	Total Warrants—U.S.	382	382

	Other Investments—U.S. (0.00%)
16	Euro Outlet Malls, L.P. (a)(b)(d)	—	—

	Common Stocks—Non U.S. (5.95%)
	France (1.05%)
254,200	Vivendi Universal SA ADR (a)(1)	6,562,543	6,324,496

	Netherlands (0.97%)
176,100	Akzo Nobel NV ADR (c)(2)	6,970,798	5,837,715

	United Kingdom (3.93%)
683,700	Shire Pharmaceuticals Group Plc ADR (a)(4)	15,809,224	18,172,746
1,355,500	EMI Group Plc (a)(1)	4,959,696	5,536,307

		20,768,920	23,709,053

	Total Common Stocks—Non U.S.	34,302,261	35,871,264

See Notes to Schedule of Investments.

FIRST EAGLE FUND OF AMERICA
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Contracts		Cost (Note 1)		Value (Note 1)
	Covered Call Options Written (-1.05%)
178	Akzo Nobel NV ADR @ $35 exp. Aug 2004			$(5,785)
320	Alliant Techsystems Inc. @ $65 exp. Aug 2004			(15,200)
714	American Standard Companies Inc. @ $40 exp. Aug 2004			(16,065)
330	American Standard Companies Inc. @ $40 exp. Sept 2004			(15,675)
881	American Standard Companies Inc. @ $38.375 exp. Oct 2004			(125,542)
1,818	Ball Corporation @ $70 exp. Aug 2004			(449,955)
151	Ball Corporation @ $75 exp. Nov 2004			(30,200)
372	Biogen Idec Inc. @ $55 exp. Aug 2004			(202,740)
373	Biogen Idec Inc. @ $55 exp. Sept 2004			(238,720)
1,462	C.R. Bard, Inc. @ $50 exp. Aug 2004			(782,170)
486	C.R. Bard, Inc. @ $ 55 exp. Aug 2004			(75,330)
375	Celgene Corporation @ $55 exp. Aug 2004			(46,875)
325	Celgene Corporation @ $60 exp. Aug 2004			(4,063)
757	Celgene Corporation @ $55 exp. Sept 2004			(211,960)
222	Celgene Corporation @ $45 exp. Oct 2004			(91,020)
155	Cephalon Inc. @ $50 exp. Aug 2004			(34,100)
715	General Dynamics Corporation @ $95 exp. Aug 2004			(314,600)
765	Guidant Corporation @ $55 exp. Aug 2004			(191,250)
199	Guidant Corporation @ $55 exp. Sept 2004			(73,630)
818	Harrah's Entertainment, Inc. @ $55 exp. Aug 2004			(12,270)
2,332	L-3 Communications Holdings @ $60 exp. Aug 2004			(501,380)
2,252	Laboratory Corporation of America @ $40 exp. Aug 2004			(84,450)
361	Lennar Corporation, Class ‘A’ @ $45 exp. Aug 2004			(13,538)
144	Lennar Corporation, Class ‘A’ @ $45 exp. Sept 2004			(15,840)
2,961	Louisiana-Pacific Corporation @ $22.5 exp. Aug 2004			(451,552)
403	NII Holdings Inc., Class ‘B’ @ $36.6 exp. Sept 2004			(128,960)
607	NII Holdings Inc., Class ‘B’ @ $38.3 exp. Sept 2004			(133,540)
357	Packaging Corporation of America @ $25 exp. Sept 2004			(9,818)
623	Packaging Corporation of America @ $25 exp. Oct 2004			(32,708)
1,935	Pentair, Inc. @ $32.5 exp. Aug 2004			(62,887)
673	Pulte Homes, Inc. @ $55 exp. Aug 2004			(100,950)
243	Pulte Homes, Inc. @ $55 exp. Sept 2004			(68,040)
394	The TJX Companies, Inc. @ $22.5 exp. Aug 2004			(47,280)
443	The TJX Companies, Inc. @ $22.5 exp. Sept 2004			(67,557)
8,177	Tyco International Limited @ $32.5 exp. Aug 2004			(245,310)
4,446	Western Wireless Corporation @ $25 exp. Aug 2004			(1,022,580)
1,154	YUM! Brands Inc. @ $35 exp. Aug 2004			(409,670)
276	YUM! Brands Inc. @ $40 exp. Sept 2004			(18,630)

	Total Covered Call Options Written (premium $7,317,109)			(6,351,840)

	Call Options Bought (0.05%)
1,778	Autonation, Inc. @ $15 exp. Jan 2005	476,504		311,150

	Total Investment Portfolio (100.00%)	$489,550,308	*	$602,398,352

*    At July 31, 2004, cost is substantially identical for both book and federal income tax purposes.

See Notes to Schedule of Investments.

FIRST EAGLE FUND OF AMERICA
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2004
(unaudited)

Sector/Industry Classifications
(1) Consumer Discretionary
(2) Industrials
(3) Materials
(4) Pharmaceuticals

(a)	Non-income producing security.
(b)	Restricted security valued in accordance with fair value procedures under the supervision of the Board of Trustees. Represents ownership interest in a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on July 31, 2004 is shown below:
Security	Acquisition Date	Cost
Assistive Technology Inc. Ser. E-1	10/31/95	$589,281
Assistive Technology Inc. Ser. E-2	12/19/96	333,333
Assistive Technology Inc. Ser. F	12/07/01	342,000
Assistive Technology Inc. Warrants	10/21/98	382
Assistive Technology Inc. Ser. E-1 Warrants	10/21/98	—
Euro Outlet Malls, L.P.	12/30/94	—
Tidewater Holdings Inc. Ser. A Conv. Pfd. Stock	7/09/96	1,200,000
Tidewater Holdings Inc. Ser. B Conv. Pfd. Stock	12/20/02	1,000,000

(c)	At July 31, 2004, all or a portion of this security was segregated to cover collateral requirement for options.
(d)	Security for which there is less than three market makers.

See Notes to Schedule of Investments.

FIRST EAGLE FUNDS
NOTES TO SCHEDULE OF INVESTMENTS

Note 1—Significant Accounting Policies

      First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). The Trust is a Delaware statutory trust and was until April 23, 2004 a Maryland corporation operating under the name First Eagle Funds, Inc. (First Eagle SoGen Funds, Inc. prior to December 31, 2002). First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002. Additionally, effective May 23, 2000, the Funds' fiscal year end changed from March 31 to October 31 of each year.

      Investment valuation—Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following days: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

      A portfolio investment, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices. Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation, except if such unlisted security traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)). All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Gold and silver held in physical form are valued at the price of the last sale at that day's close on the COMEX. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Trustees or their delegates.

      Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the Funds to compute their share price. However, if developments are so significant that they will, in the judgment of the Funds, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the Valuation Committee of the Funds' Board of Trustees.

Item 2. Controls and Procedures.

a)	The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.
b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By /s/ Robert Bruno

Robert Bruno, Vice President, Secretary and Treasurer

Date: September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert Bruno Robert Bruno, Vice President, Secretary and Treasurer	September 29, 2004

By /s/ John P. Arnhold Co-President Date:	September 29, 2004